UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

399 Park Avenue, Floor 32

New York, NY 10022

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 493-8631

Date of fiscal year end: October 31, 2011

Date of reporting period: July 31, 2011

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X GOLD EXPLORERS ETF

	Shares	Value
COMMON STOCK—96.9%

AUSTRALIA—8.9%
Basic Materials—8.9%
Ampella Mining *	466,701	$1,235,649
Gryphon Minerals *	618,089	1,269,790

TOTAL AUSTRALIA		2,505,439

CANADA—83.4%
Basic Materials—83.4%
Atac Resources *	138,304	1,310,767
Auryx Gold *	454,000	309,038
Canaco Resources *	364,437	1,480,800
Chesapeake Gold *	82,525	1,010,281
Continental Gold *	183,272	1,401,074
Exeter Resource *	241,439	1,021,482
Extorre Gold Mines *	106,218	1,362,625
Gold Canyon Resources *	226,390	516,840
Greystar Resources *	135,950	363,046
Guyana Goldfields *	160,537	1,344,953
International Tower Hill Mines *	175,172	1,320,807
Kaminak Gold, Cl A *	194,715	874,780
Keegan Resources *	166,655	1,338,615
Levon Resources *	147,600	264,317
Lydian International *	192,101	500,923
Newstrike Capital *	177,100	519,301
Novagold Resources *	134,015	1,342,830
Rainy River Resources *	114,981	1,336,568
Rubicon Minerals *	321,889	1,355,109
Sabina Gold & Silver *	217,537	1,289,412
Seabridge Gold *	46,853	1,295,485
Trelawney Mining and Exploration *	257,773	1,349,738
Volta Resources *	344,283	656,189

TOTAL CANADA		23,564,980

HONG KONG—4.6%
Basic Materials—4.6%
China Precious Metal Resources Holdings *	6,273,385	1,295,988

TOTAL COMMON STOCK
(Cost $28,188,136)		27,366,407

TOTAL INVESTMENTS—96.9%
(Cost $28,188,136)††		$27,366,407

Percentages are based on Net Assets of $28,252,111.

*	Non-income producing security.
††	At July 31, 2011, the tax basis cost of the Fund’s investments was $28,188,136, and the unrealized appreciation and depreciation were $1,020,937 and $(1,842,666) respectively.

Cl — Class

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X GOLD EXPLORERS ETF

The following is a summary of the inputs used as of July 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$27,366,407	$—	$—	$27,366,407

Total Investments in Securities	$27,366,407	$—	$—	$27,366,407

For the period ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X SILVER MINERS ETF

	Shares	Value
COMMON STOCK—100.0%

CANADA—51.1%
Basic Materials—51.1%
Alexco Resource *	764,485	$5,687,769
Aurcana *	4,414,678	3,328,692
Bear Creek Mining *	1,037,387	5,214,638
ECU Silver Mining *	4,241,257	3,153,516
Endeavour Silver *	1,107,981	10,802,815
Excellon Resources *	3,370,349	2,788,329
First Majestic Silver *	1,169,250	26,191,494
Fortuna Silver Mines *	1,694,792	9,761,604
Great Panther Silver *	1,647,328	5,554,923
Impact Silver *	541,394	1,150,937
MAG Silver *	620,153	6,201,530
Minco Silver *	390,343	1,667,818
Minefinders *	1,091,929	15,953,083
Orko Silver *	1,743,390	4,984,244
Pan American Silver	1,171,216	35,347,299
Scorpio Mining *	2,663,760	4,825,955
Silver Standard Resources *	712,044	19,510,006
Silver Wheaton	1,520,404	54,856,176
Silvercorp Metals	1,811,991	18,772,227
Silvermex Resources *	2,909,530	2,224,272
US Silver *	3,941,365	2,435,234
Wildcat Silver *	1,058,843	2,184,439

TOTAL CANADA		242,597,000

MEXICO—25.5%
Basic Materials—25.5%
Fresnillo	1,820,501	52,604,406
Industrias Penoles	1,589,968	68,549,924

TOTAL MEXICO		121,154,330

PERU—3.5%
Basic Materials—3.5%
Hochschild Mining	2,087,442	16,440,032

RUSSIA—5.6%
Basic Materials—5.6%
Polymetal GDR *	1,291,149	26,791,342

UNITED STATES—14.3%
Basic Materials—14.3%
Coeur d’Alene Mines *	781,914	21,338,433
Golden Minerals *	161,557	2,349,039
Hecla Mining *	2,606,012	20,248,713
Mines Management *	331,889	630,589

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X SILVER MINERS ETF

	Shares	Value
COMMON STOCK—continued

Basic Materials—continued
Revett Minerals *	299,721	$1,352,809
Tahoe Resources *	1,076,304	22,035,547

TOTAL UNITED STATES		67,955,130

TOTAL COMMON STOCK
(Cost $445,479,330)		474,937,834

TOTAL INVESTMENTS—100.0%
(Cost $445,479,330)††		$474,937,834

Percentages are based on Net Assets of $474,604,752

*	Non-income producing security.
††	At July 31, 2011, the tax basis cost of the Fund’s investments was $445,479,330, and the unrealized appreciation and depreciation were $57,616,904 and $(28,158,400) respectively.

GDR — Global Depositary Receipt

The following is a summary of the inputs used as of July 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$474,937,834	$—	$—	$474,937,834

Total Investments in Securities	$474,937,834	$—	$—	$474,937,834

For the period ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X COPPER MINERS ETF

	Shares	Value
COMMON STOCK—99.5%

AUSTRALIA—7.6%
Basic Materials—7.6%
Aditya Birla Minerals	327,374	$535,883
Cudeco *	274,190	991,030
OZ Minerals	307,671	4,607,037
Straits Resources *	507,990	440,881

TOTAL AUSTRALIA		6,574,831

BERMUDA—0.8%
Basic Materials—0.8%
Katanga Mining *	388,444	659,000

CANADA—42.6%
Basic Materials—42.6%
Augusta Resource *	185,117	910,776
Capstone Mining *	418,597	1,551,821
Copper Mountain Mining CAD*	189,779	1,391,196
Copper Mountain Mining USD*	12,300	91,284
Duluth Metals *	227,084	680,134
First Quantum Minerals	32,179	4,463,745
HudBay Minerals, Cl B	287,351	3,957,132
Imperial Metals *	72,187	1,757,616
Inmet Mining	65,424	4,521,238
Ivanhoe Mines *	174,692	4,582,171
Lundin Mining *	468,575	3,523,268
Mercator Minerals *	443,839	1,264,260
Northern Dynasty Minerals *	155,386	1,643,984
Polymet Mining *	275,689	441,102
Quadra FNX Mining *	279,390	4,450,227
Taseko Mines *	407,837	1,814,875

TOTAL CANADA		37,044,829

CHINA—5.5%
Basic Materials—5.5%
Jiangxi Copper, Cl H	1,363,157	4,801,327

MEXICO—5.7%
Basic Materials—5.7%
Grupo Mexico, Cl B	1,338,073	4,937,665

POLAND—4.9%
Basic Materials—4.9%
KGHM Polska Miedz	62,375	4,284,774

SOUTH AFRICA—3.0%
Basic Materials—3.0%
Metorex *	1,665,124	2,114,063

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X COPPER MINERS ETF

	Shares	Value
COMMON STOCK—continued

Basic Materials—continued
Palabora Mining	25,759	$532,211

TOTAL SOUTH AFRICA		2,646,274

SWITZERLAND—4.4%
Basic Materials—4.4%
Xstrata	180,358	3,836,113

TURKEY—0.4%
Basic Materials—0.4%
Park Elektrik Uretim Madencilik Sanayi ve Ticaret *	148,099	340,377

UNITED KINGDOM—14.6%
Basic Materials—14.6%
Antofagasta	211,512	4,896,352
Kazakhmys	198,969	4,403,458
Vedanta Resources	118,113	3,432,334

TOTAL UNITED KINGDOM		12,732,144

UNITED STATES—10.0%
Basic Materials—10.0%
Freeport-McMoRan Copper & Gold	83,993	4,448,269
Southern Copper	123,849	4,230,682

TOTAL UNITED STATES		8,678,951

TOTAL COMMON STOCK
(Cost $82,288,956)		86,536,285

TOTAL INVESTMENTS—99.5%
(Cost $82,288,956)††		$86,536,285

Percentages are based on Net Assets of $87,012,915.

*	Non-income producing security.
††	At July 31, 2011, the tax basis cost of the Fund’s investments was $82,288,956, and the unrealized appreciation and depreciation were $7,609,804 and $(3,362,475) respectively.

Cl — Class

CAD — Canadian Dollar

USD — U.S. Dollar

The following is a summary of the inputs used as of July 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$86,536,285	$—	$—	$86,536,285

Total Investments in Securities	$86,536,285	$—	$—	$86,536,285

For the period ended Placeholder: Returns the end of the date range, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X URANIUM ETF

	Shares/Face Amount	Value
COMMON STOCK—99.4%

AUSTRALIA—26.0%
Basic Materials—26.0%
Bannerman Resources *	5,488,950	$2,623,118
Berkeley Resources *	2,634,184	1,302,261
Deep Yellow *	11,465,497	2,141,318
Energy Resources of Australia	2,267,569	11,434,377
Extract Resources *	1,786,871	15,351,092
Greenland Minerals & Energy *	6,737,066	4,514,815
Paladin Energy *	8,611,117	24,785,637
Toro Energy *	12,103,276	1,130,215

TOTAL AUSTRALIA		63,282,833

CANADA—48.5%
Basic Materials—48.5%
Cameco	1,801,907	47,948,955
Denison Mines *	5,745,216	12,153,457
Forsys Metals *	1,731,911	2,285,274
Hathor Exploration *	2,897,102	9,101,797
Laramide Resources *	1,703,014	2,122,303
Mega Uranium *	7,660,709	2,968,334
Rockgate Capital *	639,400	1,064,662
Uex *	4,725,111	5,344,141
Uranium One	9,970,419	35,187,257

TOTAL CANADA		118,176,180

SOUTH AFRICA—1.5%
Basic Materials—1.5%
First Uranium *	8,430,864	3,619,912

UNITED KINGDOM—4.8%
Basic Materials—4.8%
Kalahari Minerals *	3,095,189	11,764,046

UNITED STATES—18.5%
Basic Materials—18.5%
Uranerz Energy *	2,893,159	8,708,409
Uranium Energy *	2,864,643	9,625,200
Uranium Resources *	6,342,296	9,196,329
Ur-Energy *	3,257,211	5,439,542
USEC *	3,511,555	11,974,403

TOTAL UNITED STATES		44,943,883

TOTAL COMMON STOCK
(Cost $328,456,723)		241,786,854

TIME DEPOSIT—0.1%
Brown Brothers, 0.031% (A)
(Cost $137,278)	$137,278	137,278

TOTAL INVESTMENTS—99.4%
(Cost $328,594,001)††		$241,924,132

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X URANIUM ETF

Percentages are based on Net Assets of $243,644,582.

*	Non-income producing security.
(A)	The rate reported is the 7-day simple yield as of July 31, 2011.
††	At July 31, 2011, the tax basis cost of the Fund’s investments was $328,517,053, and the unrealized appreciation and depreciation were $1,838,272 and $(88,508,141) respectively.

Cl — Class

The following is a summary of the inputs used as of July 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$241,786,854	$—	$—	$241,786,854
Time Deposit	—	137,278	—	137,278

Total Investments in Securities	$241,786,854	$137,278	$—	$241,924,132

For the period ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X LITHIUM ETF

	Shares	Value
COMMON STOCK—100.0%

AUSTRALIA—11.9%
Basic Materials—11.9%
Galaxy Resources *	7,128,124	$5,325,047
Orocobre *	2,202,540	5,032,995
Reed Resources *	5,541,703	2,709,209
Talison Lithium *	930,948	4,289,634

TOTAL AUSTRALIA		17,356,885

CANADA—11.9%
Basic Materials—10.8%
Avalon Rare Metals *	941,326	5,204,945
Canada Lithium *	8,230,489	5,516,298
Lithium Americas *	1,413,151	2,530,619
Lithium One *	2,036,902	2,559,726

		15,811,588

Industrials—1.1%
Electrovaya *	874,961	1,557,685

TOTAL CANADA		17,369,273

CHILE—21.7%
Basic Materials—21.7%
Sociedad Quimica y Minera de Chile ADR	493,074	31,714,520

CHINA—1.1%
Industrials—1.1%
China BAK Battery *	1,372,653	1,660,910

FRANCE—4.6%
Industrials—4.6%
Saft Groupe	204,641	6,655,207

HONG KONG—1.2%
Industrials—1.2%
Coslight Technology International Group	3,986,992	1,729,160

JAPAN—5.3%
Industrials—5.3%
GS Yuasa	1,106,799	7,715,493

UNITED STATES—42.3%
Basic Materials—27.4%
FMC	274,292	24,019,751
Rockwood Holdings *	264,079	15,968,857

		39,988,608

Industrials—14.9%
A123 Systems *	1,179,218	6,049,388
Advanced Battery Technologies *	2,456,317	3,266,902
Ener1 *	1,968,918	1,693,269
Exide Technologies *	726,658	5,202,871

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X LITHIUM ETF

	Shares/Face Amount	Value
COMMON STOCK—continued

Industrials—continued
Ultralife *	420,589	$1,976,768
Valence Technology *	2,940,204	3,557,647

		21,746,845

TOTAL UNITED STATES		61,735,453

TOTAL COMMON STOCK
(Cost $155,186,456)		145,936,901

TIME DEPOSIT—0.0%
Brown Brothers, 0.031% (A)
(Cost $63,778)	$63,778	63,778

TOTAL INVESTMENTS—100.0%
(Cost $155,250,234)††		$146,000,679

Percentages are based on Net Assets of $146,034,683.

*	Non-income producing security.
(A)	The rate reported is the 7-day simple yield as of July 31, 2011.
††	At July 31, 2011, the tax basis cost of the Fund’s investments was $155,250,234, and the unrealized appreciation and depreciation were $17,780,434 and $(27,029,989) respectively.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of July 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$145,936,901	$—	$—	$145,936,901
Time Deposit	—	63,778	—	63,778

Total Investments in Securities	$145,936,901	$63,778	$—	$146,000,679

For the period ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X ALUMINUM ETF

	Shares	Value
COMMON STOCK—98.7%

AUSTRALIA—6.8%
Basic Materials—6.8%
Alumina	144,553	$346,197

CHINA—15.0%
Basic Materials—10.2%
Aluminum Corp of China, Cl H	293,300	251,021
China Zhongwang Holdings	513,860	243,961
China Hongqiao Group *	265,000	236,322
XinRen Aluminum Holdings *	98,666	31,981

TOTAL CHINA		763,285

GREECE—4.6%
Basic Materials—4.6%
Mytilineos Holdings	33,131	232,821

HONG KONG—4.9%
Basic Materials—4.9%
Minmetals Resources *	357,384	246,254

JAPAN—12.5%
Basic Materials—12.5%
Alconix	1,798	51,422
Daiki Aluminium Industry	1,950	5,884
Nippon Light Metal	115,349	244,529
Sky Aluminum	31,799	119,520
Sumitomo Light Metal Industries	193,517	213,928

TOTAL JAPAN		635,283

MALAYSIA—1.4%
Basic Materials—1.4%
Press Metal	94,840	69,114

NORWAY—6.6%
Basic Materials—6.6%
Norsk Hydro	46,890	335,663

RUSSIA—4.8%
Basic Materials—4.8%
United RUSAL *	180,046	246,733

SINGAPORE—3.5%
Basic Materials—3.5%
Midas Holdings	372,774	176,597

SOUTH KOREA—0.8%
Basic Materials—0.8%
Daeho AL	6,518	20,748

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X ALUMINUM ETF

	Shares/Face Amount	Value
COMMON STOCK—continued

Basic Materials—continued
Dayou Smart Aluminium	12,103	$20,095

TOTAL SOUTH KOREA		40,843

UNITED KINGDOM—14.9%
Basic Materials—14.9%
Rio Tinto	10,736	757,931

UNITED STATES—22.9%
Basic Materials—22.9%
Alcoa	34,125	502,660
Century Aluminum *	18,648	242,797
Kaiser Aluminum	4,620	257,888
Noranda Aluminum Holding *	11,704	162,452

TOTAL UNITED STATES		1,165,797

TOTAL COMMON STOCK
(Cost $5,270,695)		5,016,518

RIGHT—0.0%

MALAYSIA—0.0%
Press Metal
(Cost $—)	57,400	—

TIME DEPOSIT—1.9%
Brown Brothers, 0.031% (A)
(Cost $96,907)	$96,907	96,907

TOTAL INVESTMENTS—100.6%
(Cost $5,367,602)††		$5,113,425

Percentages are based on Net Assets of $5,098,247.

*	Non-income producing security.
(A)	The rate reported is the 7-day simple yield as of July 31, 2011.
††	At July 31, 2011, the tax basis cost of the Fund’s investments was $5,367,602, and the unrealized appreciation and depreciation were $111,052 and $(365,229) respectively.

Cl — Class

The following is a summary of the inputs used as of July 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,016,518	$—	$—	$5,016,518
Time Deposit	—	96,907	—	96,907
Right	—	—	—	—

Total Investments in Securities	$5,016,518	$96,907	$—	$5,113,425

For the period ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X PURE GOLD MINERS ETF

	Shares	Value
COMMON STOCK—99.8%

AUSTRALIA—9.8%
Basic Materials—9.8%
Centamin Egypt *	66,500	$148,375
CGA Mining *	18,715	51,349
Medusa Mining	10,500	81,093
Perseus Mining *	26,500	90,250

TOTAL AUSTRALIA		371,067

CANADA—40.3%
Basic Materials—40.3%
Alamos Gold	7,660	135,809
Aurizon Mines *	10,160	59,796
Centerra Gold	10,335	202,717
China Gold International Resources *	21,895	83,003
Detour Gold *	4,215	132,555
Eldorado Gold	11,395	196,301
Kinross Gold	12,105	197,757
Kirkland Lake Gold *	3,735	64,186
Lake Shore Gold *	22,655	51,483
Osisko Mining *	12,890	191,278
Romarco Minerals *	31,910	52,799
SEMAFO *	18,040	161,149

TOTAL CANADA		1,528,833

CHINA—3.6%
Basic Materials—3.6%
Real Gold Mining	28,500	32,401
Zhaojin Mining Industry	53,000	105,682

TOTAL CHINA		138,083

JERSEY—5.6%
Basic Materials—5.6%
Randgold Resources ADR	2,345	212,949

RUSSIA—4.3%
Basic Materials—4.3%
Polyus Gold ADR	5,555	162,650

SOUTH AFRICA—15.0%
Basic Materials—15.0%
AngloGold Ashanti ADR	3,955	165,873
Gold Fields ADR	10,800	168,372
Great Basin Gold *	28,785	57,576
Harmony Gold Mining ADR	13,075	177,559

TOTAL SOUTH AFRICA		569,380

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X PURE GOLD MINERS ETF

	Shares	Value
COMMON STOCK—continued

TURKEY—3.8%
Basic Materials—3.8%
Koza Altin Isletmeleri	9,750	$142,074

UNITED KINGDOM—5.3%
Basic Materials—5.3%
African Barrick Gold	7,000	60,738
Petropavlovsk	10,750	141,106

TOTAL UNITED KINGDOM		201,844

UNITED STATES—12.1%
Basic Materials—12.1%
Alacer Gold *	18,220	177,067
Allied Nevada Gold *	5,410	206,121
Gold Resource	3,100	76,942

TOTAL UNITED STATES		460,130

TOTAL COMMON STOCK
(Cost $3,755,800)		3,787,010

TOTAL INVESTMENTS—99.8%
(Cost $3,755,800)††		$3,787,010

Percentages are based on Net Assets of $3,789,733.

*	Non-income producing security.
††	At July 31, 2011, the tax basis cost of the Fund’s investments was $3,755,800, and the unrealized appreciation and depreciation were $248,073 and $(216,863) respectively.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of July 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,787,010	$—	$—	$3,787,010

Total Investments in Securities	$3,787,010	$—	$—	$3,787,010

For the period ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X OIL EQUITIES ETF

	Shares	Value
COMMON STOCK—99.9%

CANADA—18.5%
Oil & Gas—18.5%
Canadian Natural Resources	3,125	$126,257
Cenovus Energy	4,062	156,260
Crescent Point Energy	3,261	146,659
Nexen	5,855	136,673
Suncor Energy	3,360	128,850

TOTAL CANADA		694,699

UNITED STATES—81.4%
Oil & Gas—81.4%
Apache	1,300	160,836
Berry Petroleum, Cl A	3,175	182,086
Brigham Exploration *	4,455	141,669
Clayton Williams Energy *	1,515	100,475
Concho Resources *	1,465	137,095
ConocoPhillips	1,995	143,620
Continental Resources *	2,335	160,158
Denbury Resources *	6,620	127,898
Devon Energy	1,755	138,118
Forest Oil *	4,680	121,680
Hess	1,895	129,921
Newfield Exploration *	2,215	149,335
Noble Energy	1,705	169,954
Northern Oil and Gas *	4,885	108,154
Petrohawk Energy *	7,425	283,561
Pioneer Natural Resources	1,595	148,319
Range Resources	3,155	205,580
SM Energy	2,185	164,640
Swift Energy *	3,745	142,685
Whiting Petroleum *	2,325	136,245

TOTAL UNITED STATES		3,052,029

TOTAL COMMON STOCK
(Cost $3,856,090)		3,746,728

TOTAL INVESTMENTS—99.9%
(Cost $3,856,090)††		$3,746,728

Percentages are based on Net Assets of $3,747,358.

*	Non-income producing security.
††	At July 31, 2011, the tax basis cost of the Fund’s investments was $3,856,090, and the unrealized appreciation and depreciation were $221,426 and $(330,788) respectively.

Cl — Class

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X OIL EQUITIES ETF

The following is a summary of the inputs used as of July 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,746,728	$—	$—	$3,746,728

Total Investments in Securities	$3,746,728	$—	$—	$3,746,728

For the period ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X S&P/TSX VENTURE 30 CANADA ETF

	Shares	Value
COMMON STOCK—100.2%

CANADA—100.2%
Basic Materials—62.7%
Atac Resources *	50,145	$475,246
Bear Creek Mining *	25,785	129,613
Canaco Resources *	51,265	208,303
Clifton Star Resources *	15,605	48,209
East Asia Minerals *	19,680	42,043
Great Western Minerals Group *	70,195	64,689
Hathor Exploration *	26,700	83,883
Kaminak Gold, Cl A *	30,385	136,508
Orko Silver *	27,320	78,106
Quest Rare Minerals *	29,350	160,443
Rainy River Resources *	26,480	307,810
Rare Element Resources *	22,955	243,036
Timmins Gold *	48,920	130,638
Trelawney Mining and Exploration *	19,195	100,508
Victoria Gold *	77,630	55,282
Western Potash *	43,315	65,773

		2,330,090

Oil & Gas—37.5%
Africa Oil *	31,460	48,430
Arcan Resources *	25,590	180,891
Canacol Energy *	214,895	227,295
Ithaca Energy *	90,595	211,569
Painted Pony Petroleum, Cl A *	12,340	182,858
Pan Orient Energy *	14,565	66,960
Petrodorado Energy *	95,270	25,940
PetroMagdalena Energy *	107,586	145,340
Renegade Petroleum *	15,240	52,189
Shamaran Petroleum, Common Subscription Receipt *	3,110	2,345
Sterling Resources *	27,480	39,713
Surge Energy, Common Subscription Receipt *	6,140	62,049
TAG Oil *	11,085	79,519
Wild Stream Exploration, Common Subscription Receipt *	5,585	68,431

		1,393,529

TOTAL CANADA		3,723,619

TOTAL COMMON STOCK
(Cost $3,990,215)		3,723,619

TOTAL INVESTMENTS—100.2%
(Cost $3,990,215)††		$3,723,619

Percentages are based on Net Assets of $3,713,818.

*	Non-income producing security.
††	At July 31, 2011, the tax basis cost of the Fund’s investments was $3,990,215, and the unrealized appreciation and depreciation were $404,572 and $(671,168) respectively.

Cl — Class

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X S&P/TSX VENTURE 30 CANADA ETF

The following is a summary of the inputs used as of July 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,723,619	$—	$—	$3,723,619

Total Investments in Securities	$3,723,619	$—	$—	$3,723,619

For the period ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X FERTILIZERS/POTASH ETF

	Shares	Value
COMMON STOCK—94.8%

AUSTRALIA—8.9%
Basic Materials — 8.9%
Incitec Pivot	315,000	$1,366,932
Nufarm	231,000	1,101,390

TOTAL AUSTRALIA		2,468,322

CANADA—11.6%
Basic Materials—11.6%
Agrium	15,379	1,346,568
Allana Potash *	103,059	165,128
Hanfeng Evergreen *	35,678	140,485
Migao *	34,783	167,923
Potash Corp of Saskatchewan	24,009	1,386,885

TOTAL CANADA		3,206,989

CHILE—5.0%
Basic Materials—5.0%
Sociedad Quimica y Minera de Chile ADR	21,696	1,395,487

CHINA—4.2%
Basic Materials—4.2%
China BlueChemical	1,489,200	1,159,884

GERMANY—4.9%
Basic Materials—4.9%
K+S	16,834	1,349,188

HONG KONG—2.4%
Basic Materials—2.4%
Sinofert Holdings	1,785,000	675,668

ISRAEL—13.5%
Basic Materials—13.5%
Israel	1,085	1,186,174
Israel Chemicals	77,000	1,305,466
Makhteshim-Agan Industries	227,500	1,256,204

TOTAL ISRAEL		3,747,844

JAPAN—0.8%
Basic Materials—0.8%
Nihon Nohyaku	49,000	224,958

NORWAY—4.9%
Basic Materials—4.9%
Yara International	23,641	1,355,810

RUSSIA—5.6%
Basic Materials—5.6%
Uralkali GDR	31,566	1,554,941

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X FERTILIZERS/POTASH ETF

	Shares/Face Amount	Value
COMMON STOCK—continued

SOUTH KOREA—1.6%
Basic Materials — 1.6%
Namhae Chemical	18,375	$247,557
Dongbu HiTek *	17,500	191,769

TOTAL SOUTH KOREA		439,326

SWITZERLAND—4.4%
Basic Materials— 4.4%
Syngenta	3,745	1,203,767

TAIWAN—4.5%
Basic Materials—4.5%
Taiwan Fertilizer	348,400	1,242,993

TURKEY—1.1%
Basic Materials—1.1%
Bagfas Bandirma Gubre Fabrik	1,855	172,512
Gubre Fabrikalari *	15,750	124,548

TOTAL TURKEY		297,060

UNITED STATES—21.4%
Basic Materials—17.6%
CF Industries Holdings	9,257	1,437,797
Intrepid Potash *	42,713	1,420,207
Mosaic	18,354	1,297,995
Terra Nitrogen	4,637	714,145
Scotts Miracle-Gro, Cl A	21,067	1,063,041

TOTAL UNITED STATES		5,933,185

TOTAL COMMON STOCK
(Cost $25,835,106)		26,255,422

PREFERRED STOCK—4.9%

BRAZIL—4.9%
Basic Materials—4.9%
Vale Fertilizantes
(Cost $1,259,962)	88,850	1,367,231

TIME DEPOSIT—1.3%
Brown Brothers, 0.031% (A)
(Cost $349,184)	$349,184	349,184

TOTAL INVESTMENTS—101.0%
(Cost $27,444,252)††		$27,971,837

Percentages are based on Net Assets of $27,673,721.

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X FERTILIZERS/POTASH ETF

*	Non-income producing security.
(A)	The rate reported is the 7-day simple yield as of July 31, 2011.
††	At July 31, 2011, the tax basis cost of the Fund’s investments was $27,444,252, and the unrealized appreciation and depreciation were $799,342 and $(271,757) respectively.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

The following is a summary of the inputs used as of July 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$24,999,218	$1,256,204	$—	$26,255,422
Preferred Stock	1,367,231	—	—	1,367,231
Time Deposit	—	349,184	—	349,184

Total Investments in Securities	$26,366,449	$1,605,388	$—	$27,971,837

For the period ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X CHINA CONSUMER ETF

	Shares	Value
COMMON STOCK—99.7%

CHINA—86.0%
Consumer Goods—41.1%
361 Degrees International	1,888,237	$993,375
Anta Sports Products	2,402,088	3,624,677
BaWang International Group Holding	3,178,433	522,031
China Huiyuan Juice Group	1,297,495	715,892
China Yurun Food Group	2,726,735	8,571,998
Dongfeng Motor Group, Cl H	6,451,779	12,765,472
Great Wall Motor, Cl H	3,261,910	4,922,122
Guangzhou Automobile Group, Cl H	6,986,894	8,427,234
Hengan International Group	1,273,174	11,068,024
Li Ning	2,099,266	2,567,045
Shenzhou International Group Holdings	934,422	1,374,044
Tingyi Cayman Islands Holding	3,892,587	12,087,228
Tsingtao Brewery, Cl H	901,725	5,727,332
Uni-President China Holdings	3,014,127	1,848,683
Want Want China Holdings	11,184,996	9,974,558
Zhongpin *	95,720	988,788

		86,178,503

Consumer Services—39.3%
Air China, Cl H	6,552,684	6,928,185
Ajisen China Holdings	1,273,400	2,506,474
China Southern Airlines, Cl H *	5,560,436	3,588,805
Focus Media Holding ADR *	286,194	9,412,921
Golden Eagle Retail Group	1,946,561	4,810,579
GOME Electrical Appliances Holding	28,266,465	13,347,267
Home Inns & Hotels Management ADR *	128,643	4,957,901
Intime Department Store Group	3,712,431	6,221,206
New Oriental Education & Technology Group ADR *	78,713	10,054,011
Parkson Retail Group	4,306,527	6,056,347
PCD Stores Group	13,202,925	3,184,939
Peak Sport Products	2,056,013	1,195,080
Wumart Stores, Cl H *	1,578,463	3,953,550
Youku.com ADR *	166,618	6,149,870

		82,367,135

Health Care—5.6%
Shandong Weigao Group Medical Polymer, Cl H	4,388,276	6,002,389
Sinopharm Group, Cl H	1,980,971	5,770,016

		11,772,405

TOTAL CHINA		180,318,043

HONG KONG—13.7%
Consumer Goods—11.4%
AviChina Industry & Technology, Cl H	5,554,782	3,250,161
Bosideng International Holdings	8,057,443	2,367,586
China Agri-Industries Holdings	4,927,719	5,557,863

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X CHINA CONSUMER ETF

	Shares/Face Amount	Value
COMMON STOCK—continued

Consumer Goods—continued
China Foods	2,270,677	$1,981,241
China Resources Enterprise	2,487,753	10,805,353

		23,962,204

Consumer Services—2.3%
China Dongxiang Group	8,424,018	1,924,032
China Travel International Investment Hong Kong	8,453,322	1,757,177
New World Department Store China	1,467,917	1,075,501

		4,756,710

TOTAL HONG KONG		28,718,914

TOTAL COMMON STOCK
(Cost $210,972,354)		209,036,957

TIME DEPOSIT—0.0%
Brown Brothers, 0.031% (A)
(Cost $935)	$935	935

TOTAL INVESTMENTS—99.7%
(Cost $210,973,289)††		$209,037,892

Percentages are based on Net Assets of $209,563,838.

*	Non-income producing security.
(A)	The rate reported is the 7-day simple yield as of July 31, 2011.
††	At July 31, 2011, the tax basis cost of the Fund’s investments was $210,973,289, and the unrealized appreciation and depreciation were $20,558,485 and $(22,493,882) respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of July 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$209,036,957	$—	$—	$209,036,957
Time Deposit	—	935	—	935

Total Investments in Securities	$209,036,957	$935	$—	$209,037,892

For the period ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X CHINA ENERGY ETF

	Shares	Value
COMMON STOCK—99.7%

CHINA—68.3%
Energy—61.0%
China Coal Energy, Cl H	253,271	$365,279
China Longyuan Power Group, Cl H	186,700	161,944
China Oilfield Services, Cl H	147,026	257,325
China Petroleum & Chemical, Cl H	682,270	673,218
China Shenhua Energy, Cl H	147,652	741,727
Hanwha SolarOne ADR *	7,020	38,048
JA Solar Holdings ADR *	16,064	77,107
JinkoSolar Holding ADR *	1,845	40,037
LDK Solar ADR *	13,862	93,430
PetroChina, Cl H	485,499	687,750
Renesola ADR *	8,260	37,418
Suntech Power Holdings ADR *	17,228	126,453
Tianneng Power International	50,108	30,026
Trina Solar ADR *	7,593	135,991
Trony Solar Holdings *	79,226	29,887
Yanzhou Coal Mining, Cl H	84,120	322,733
Yingli Green Energy Holding ADR *	14,194	102,765

		3,921,138

Utilities—7.3%
Datang International Power Generation, Cl H	269,759	88,265
ENN Energy Holdings	65,096	219,676
Huadian Power International, Cl H	113,444	20,961
Huaneng Power International, Cl H	291,639	143,323

		472,225

TOTAL CHINA		4,393,363

HONG KONG—31.4%
Energy—21.5%
Beijing Enterprises Holdings	44,324	223,798
CNOOC	288,138	644,053
Kunlun Energy	185,403	310,218
Shougang Fushan Resources Group	366,895	207,142

		1,385,211

Utilities—9.9%
China Power International Development	131,202	32,828
China Resources Power Holdings	161,218	314,021
GCL Poly Energy Holdings	509,242	286,855

		633,704

TOTAL HONG KONG		2,018,915

TOTAL COMMON STOCK
(Cost $6,018,063)		6,412,278

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X CHINA ENERGY ETF

	Face Amount	Value
TIME DEPOSIT—0.0%
Brown Brothers, 0.031% (A)
(Cost $2)	$2	$2

TOTAL INVESTMENTS—99.7%
(Cost $6,018,065)††		$6,412,280

Percentages are based on Net Assets of $6,434,355.

*	Non-income producing security.
(A)	The rate reported is the 7-day simple yield as of July 31, 2011.
††	At July 31, 2011, the tax basis cost of the Fund’s investments was $6,018,065, and the unrealized appreciation and depreciation were $799,373 and $(405,158) respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of July 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,412,278	$—	$—	$6,412,278
Time Deposit	—	2	—	2

Total Investments in Securities	$6,412,278	$2	$—	$6,412,280

For the period ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X CHINA FINANCIALS ETF

	Shares	Value
COMMON STOCK—98.5%

CHINA—85.8%
Financials—85.8%
Agile Property Holdings	48,058	$77,698
Agricultural Bank of China, Cl H	497,891	270,239
Bank of China, Cl H	1,131,823	521,370
Bank of Communications, Cl H	311,021	271,376
China Citic Bank, Cl H	408,784	250,723
China Construction Bank, Cl H	666,661	537,202
China Life Insurance, Cl H	172,924	576,902
China Merchants Bank, Cl H	113,799	270,137
China Minsheng Banking, Cl H	158,819	140,205
China Pacific Insurance Group, Cl H	56,698	214,980
Chongqing Rural Commercial Bank, Cl H *	86,421	50,011
CNinsure ADR *	2,070	29,684
Country Garden Holdings	133,059	68,293
E-House China Holdings ADR	3,030	23,785
Evergrande Real Estate Group	186,709	140,390
Greentown China Holdings	23,056	20,650
Guangzhou R&F Properties	37,835	48,839
Industrial & Commercial Bank of China, Cl H	744,904	566,798
Kaisa Group Holdings *	155,416	56,436
Longfor Properties	58,834	90,590
PICC Property & Casualty, Cl H *	133,036	230,108
Ping An Insurance Group, Cl H	27,220	264,921
Renhe Commercial Holdings	443,162	87,570
Shimao Property Holdings	54,204	71,638
Shui On Land	97,784	43,287
Sino-Ocean Land Holdings	177,317	99,427
Soho China	76,601	69,491

TOTAL CHINA		5,092,750

HONG KONG—12.7%
Financials—12.7%
China Everbright	32,916	59,045
China Overseas Land & Investment	146,050	327,954
China Resources Land	70,472	138,170
China Taiping Insurance Holdings *	29,004	66,766
Franshion Properties China	130,858	36,100
Hopson Development Holdings	23,829	21,801
KWG Property Holding	45,217	31,621
Poly Hong Kong Investments	65,823	48,902
Shenzhen Investment	87,591	25,400

TOTAL HONG KONG		755,759

TOTAL COMMON STOCK
(Cost $6,681,832)		5,848,509

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X CHINA FINANCIALS ETF

	Face Amount	Value
TIME DEPOSIT—0.0%
Brown Brothers, 0.031% (A)
(Cost $3)	$3	$3

TOTAL INVESTMENTS—98.5%
(Cost $6,681,835)††		$5,848,512

Percentages are based on Net Assets of $5,938,390.

*	Non-income producing security.
(A)	The rate reported is the 7-day simple yield as of July 31, 2011.
††	At July 31, 2011, the tax basis cost of the Fund’s investments was $6,681,835, and the unrealized appreciation and depreciation were $282,456 and $(1,115,779) respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of July 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,848,509	$—	$—	$5,848,509
Time Deposit	—	3	—	3

Total Investments in Securities	$5,848,509	$3	$—	$5,848,512

For the period ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X CHINA INDUSTRIALS ETF

	Shares	Value
COMMON STOCK—99.2%

CHINA—83.9%
Industrials—83.9%
Anhui Conch Cement, Cl H	69,627	$326,095
Asia Cement China Holdings	54,973	48,601
BBMG, Cl H	148,021	215,002
Byd, Cl H	64,878	214,362
China Communications Construction, Cl H	341,257	289,438
China COSCO Holdings, Cl H	321,218	224,631
China National Building Material, Cl H	163,924	329,388
China National Materials	135,446	100,106
China Railway Construction, Cl H	239,095	146,647
China Railway Group, Cl H	484,290	181,452
China Rongsheng Heavy Industry Group	372,962	227,795
China Shanshui Cement Group	246,784	299,241
China Shipping Container Lines, Cl H *	444,438	126,601
China Shipping Development, Cl H	164,098	128,021
China South Locomotive and Rolling Stock	232,438	169,108
China Zhongwang Holdings	169,163	80,312
Dongfang Electric, Cl H	40,295	146,064
Duoyuan Global Water ADR (A)(B)*	3,967	15,392
First Tractor, Cl H	50,741	65,628
Guangshen Railway, Cl H	195,936	76,681
Haitian International Holdings	69,200	83,821
Harbin Electric *	2,503	41,124
Harbin Power Equipment, Cl H	86,146	113,411
Metallurgical Corp of China, Cl H	349,069	130,340
Sany Heavy Equipment International Holdings	109,161	110,234
Shanghai Electric Group, Cl H	357,626	189,978
Sinotrans, Cl H	204,694	45,701
Sinotruk Hong Kong	87,767	59,687
Weichai Power, Cl H	46,987	255,633
Yangzijiang Shipbuilding Holdings	197,721	239,099
Zhuzhou CSR Times Electric, Cl H	57,404	169,411

TOTAL CHINA		4,849,004

HONG KONG—15.3%
Industrials—15.3%
Beijing Capital International Airport, Cl H	187,796	88,194
China High Speed Transmission Equipment Group	146,104	113,983
China Resources Cement Holdings	219,725	211,171
Citic Resources Holdings *	269,703	49,833
Shanghai Industrial Holdings	75,450	274,464
Shenzhen International Holdings	839,258	67,844
Sinotrans Shipping	173,907	49,092
Tianjin Development Holdings	54,912	32,623

TOTAL HONG KONG		887,204

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X CHINA INDUSTRIALS ETF

	Face Amount	Value
COMMON STOCK—continued
TOTAL COMMON STOCK
(Cost $7,016,103)		$5,736,208

TIME DEPOSIT—0.0%
Brown Brothers, 0.031% (C)
(Cost $21)	$21	21

TOTAL INVESTMENTS—99.2%
(Cost $7,016,124)††		$5,736,229

Percentages are based on Net Assets of $5,782,702.

*	Non-income producing security.
(A)

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of July 31, 2011 was $15,392 and represents 0.3% of net assets.

(B)	Securities considered illiquid. The total value of such securities as of July 31, 2011 was $15,392 and represented 0.3% of Net Assets.
(C)	The rate reported is the 7-day simple yield as of July 31, 2011.
††	At July 31, 2011, the tax basis cost of the Fund’s investments was $7,016,124, and the unrealized appreciation and depreciation were $874,734 and $(2,154,629) respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of July 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,720,816	$—	$15,392	$5,736,208
Time Deposit	—	21	—	21

Total Investments in Securities	$5,720,816	$21	$15,392	$5,736,229

Investments in Common Stock
Beginning balance as of October 31, 2010	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases	—
Net sales	—
Transfers into Level 3	15,392
Transfers out of Level 3	—

Ending balance as of July 31, 2011	$15,392

For the period ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended July 31, 2011, transfers between Level 1 and Level 3 assets and liabilities totaled $15,392.

The Level 3 investments at the end of the reporting period were considered Level 1 investments at the beginning of the reporting period. The reason for the classification change was a temporary suspension of the investments’ shares, which necessitated a fair value determination by the Fair Value Committee at the end of the reporting period.

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X CHINA INDUSTRIALS ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X CHINA MATERIALS ETF

	Shares/Face Amount	Value
COMMON STOCK—98.9%

CHINA—78.1%
Basic Materials—78.1%
Aluminum Corp of China, Cl H	225,660	$193,132
Angang Steel, Cl H	151,225	156,398
China BlueChemical	234,505	182,648
China Green Agriculture *	3,490	17,904
China Hongqiao Group *	204,744	182,587
China Molybdenum, Cl H	221,777	174,442
China Rare Earth Holdings *	245,006	79,223
China Vanadium Titano - Magnetite Mining	199,620	71,719
Chongqing Iron & Steel, Cl H	122,570	26,422
Dongyue Group	198,282	216,259
General Steel Holdings *	9,338	13,727
Gulf Resources *	3,171	11,098
Hidili Industry International Development	202,838	148,353
Hunan Non-Ferrous Metal, Cl H	371,854	147,436
Jiangxi Copper, Cl H	60,252	212,220
Lingbao Gold, Cl H	64,198	36,986
Maanshan Iron & Steel, Cl H	381,426	165,914
Real Gold Mining (A)(B)	97,864	111,258
ShengdaTech *	8,788	5,712
Sinopec Shanghai Petrochemical, Cl H	415,178	173,137
Sinopec Yizheng Chemical Fibre, Cl H	316,897	100,436
Xinjiang Xinxin Mining Industry, Cl H	156,094	78,514
Yongye International *	8,879	42,086
Zhaojin Mining Industry	82,302	164,110
Zijin Mining Group, Cl H	373,060	201,527

TOTAL CHINA		2,913,248

HONG KONG—20.8%
Basic Materials—20.8%
China Lumena New Materials	182,500	64,631
Citic Pacific	69,127	149,902
Fufeng Group	164,402	98,514
Shougang Concord International Enterprises	793,926	74,367
Sinofert Holdings	402,160	152,228
Yingde Gases	219,045	237,781

TOTAL HONG KONG		777,423

TOTAL COMMON STOCK
(Cost $4,417,549)		3,690,671

TIME DEPOSIT—0.0%
Brown Brothers, 0.031% (C)
(Cost $293)	$293	293

TOTAL INVESTMENTS—98.9%
(Cost $4,417,842)††		$3,690,964

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X CHINA MATERIALS ETF

Percentages are based on Net Assets of $3,731,486.

*	Non-income producing security.
(A)

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of July 31, 2011 was $111,258 and represents 3.0% of net assets.

(B)	Securities considered illiquid. The total value of such securities as of July 31, 2011 was $111,258 and represented 3.0% of Net Assets.
(C)	The rate reported is the 7-day simple yield as of July 31, 2011.
††	At July 31, 2011, the tax basis cost of the Fund’s investments was $4,417,842, and the unrealized appreciation and depreciation were $243,733 and $(970,611) respectively.

Cl — Class

The following is a summary of the inputs used as of July 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,579,413	$—	$111,258	$3,690,671
Time Deposit	—	293	—	293

Total Investments in Securities	$3,579,413	$293	$111,258	$3,690,964

Investments in Common Stock
Beginning balance as of October 31, 2010	$1,048,393
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases	—
Net sales	—
Transfers into Level 3	111,258
Transfers out of Level 3	(1,048,393)

Ending balance as of July 31, 2011	$111,258

For the period ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended July 31, 2011, transfers between Level 1 and Level 3 assets and liabilities totaled $937,135.

The Level 3 investments at the end of the reporting period were considered Level 1 investments at the beginning of the reporting period. The reason for the classification change was a temporary suspension of the investments’ shares, which necessitated a fair value determination by the Fair Value Committee at the end of the reporting period.

The Level 3 investment was considered a Level 3 investment at the beginning of the reporting period. Since the last reporting period the Level 3 investment is no longer considered a Level 3 because of the resumption of trading of the investment’s shares and no longer needed to be Fair Valued at the end of the reporting period.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X CHINA TECHNOLOGY ETF

	Shares	Value
COMMON STOCK—99.9%

CHINA—86.5%
Technology—80.4%
AAC Acoustic Technologies Holdings	111,493	$256,937
Alibaba.com	209,139	291,432
AsiaInfo Holdings *	7,904	120,773
Baidu ADR *	2,443	383,722
BYD Electronic International	142,200	50,725
Camelot Information Systems ADR *	7,578	89,042
China Communications Services, Cl H	326,125	164,874
Ctrip.com International ADR *	7,627	351,605
Foxconn International Holdings *	354,209	161,347
Giant Interactive Group ADR	38,220	293,912
Kingdee International Software Group	269,362	157,952
Kingsoft	98,500	64,711
Lenovo Group	628,066	398,918
Netease.com ADR *	7,457	376,728
Perfect World ADR *	7,041	139,341
Qihoo 360 Technology ADR *	6,082	140,190
Semiconductor Manufacturing International *	2,942,116	175,544
Shanda Interactive Entertainment ADR *	7,563	264,781
Sina *	2,826	305,462
Sohu.com *	3,498	315,170
Spreadtrum Communications ADR	8,147	110,392
Tencent Holdings	13,040	339,327
Travelsky Technology, Cl H	153,224	92,405
VanceInfo Technologies ADR *	7,465	151,017
ZTE, Cl H	99,904	312,144

		5,508,451

Telecommunications—6.1%
China Telecom, Cl H	643,409	419,396

TOTAL CHINA		5,927,847

HONG KONG—13.4%
Technology—2.0%
Longtop Financial Technologies ADR (A)(B)*	9,633	136,788

Telecommunications—11.4%
China Mobile	41,325	411,214
China Unicom Hong Kong	185,371	369,153

		780,367

TOTAL HONG KONG		917,155

TOTAL COMMON STOCK
(Cost $6,836,094)		6,845,002

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X CHINA TECHNOLOGY ETF

	Face Amount	Value
TIME DEPOSIT—0.0%
Brown Brothers, 0.031% (C)
(Cost $326)	$326	$326

TOTAL INVESTMENTS—99.9%
(Cost $6,836,420)††		$6,845,328

Percentages are based on Net Assets of $6,854,092.

*	Non-income producing security.
(A)

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of July 31, 2011 was $136,788 and represents 2.0% of net assets.

(B)	Securities considered illiquid. The total value of such securities as of July 31, 2011 was $136,788 and represented 2.0% of Net Assets.
(C)	The rate reported is the 7-day simple yield as of July 31, 2011.
††	At July 31, 2011, the tax basis cost of the Fund's investments was $6,836,420, and the unrealized appreciation and depreciation were $978,015 and $(969,107) respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of July 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,708,214	$—	$136,788	$6,845,002
Time Deposit	—	326	—	326

Total Investments in Securities	$6,708,214	$326	$136,788	$6,845,328

Investments in Common Stock
Beginning balance as of October 31, 2010	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases	—
Net sales	—
Transfers into Level 3	136,788
Transfers out of Level 3	—

Ending balance as of July 31, 2011	$136,788

For the period ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For the period ended July 31, 2011, transfers between Level 1 and Level 3 assets and liabilities totaled $136,788.

The Level 3 investments at the end of the reporting period were considered Level 1 investments at the beginning of the reporting period. The reason for the classification change was a temporary suspension of the investments’ shares, which necessitated a fair value determination by the Fair Value Committee at the end of the reporting period.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X FTSE ASEAN 40 ETF

	Shares	Value
COMMON STOCK—99.9%

INDONESIA—18.5%
Consumer Goods—7.2%
Astra International	154,350	$1,280,951
Unilever Indonesia	78,200	143,605

		1,424,556

Financials—7.8%
Bank Central Asia	628,100	613,682
Bank Mandiri	473,359	437,418
Bank Rakyat Indonesia Persero	626,100	508,545

		1,559,645

Telecommunications—2.3%
Telekomunikasi Indonesia ADR	12,908	450,489

Utilities—1.2%
Perusahaan Gas Negara	497,100	232,604

TOTAL INDONESIA		3,667,294

MALAYSIA—28.9%
Basic Materials—1.8%
Petronas Chemicals Group *	154,366	356,750

Consumer Goods—2.2%
IOI	248,300	431,426

Consumer Services—2.6%
Genting	142,600	520,557

Financials—12.4%
CIMB Group Holdings	285,400	796,308
Malayan Banking	286,241	845,976
Public Bank	181,700	822,677

		2,464,961

Industrials—4.3%
PLUS Expressways	103,200	151,806
Sime Darby	230,200	710,638

		862,444

Oil & Gas—1.0%
Petronas Gas	41,400	188,283

Telecommunications—3.9%
Axiata Group	324,500	558,350
Maxis	115,000	213,394

		771,744

Utilities—0.7%
Tenaga Nasional	69,000	142,702

TOTAL MALAYSIA		5,738,867

PHILIPPINES—0.5%
Telecommunications—0.5%
Philippine Long Distance Telephone ADR	1,932	109,351

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X FTSE ASEAN 40 ETF

	Shares	Value
COMMON STOCK—continued

SINGAPORE—40.6%
Consumer Goods—3.2%
Wilmar International	131,100	$641,771

Consumer Services—5.7%
Genting Singapore *	310,800	490,791
Jardine Cycle & Carriage	7,352	295,497
Singapore Airlines	29,925	352,176

		1,138,464

Financials—19.9%
CapitaLand	163,300	393,592
City Developments	34,500	302,793
DBS Group Holdings	89,738	1,158,271
Oversea-Chinese Banking	129,098	1,067,591
United Overseas Bank	60,016	1,020,052

		3,942,299

Industrials—2.9%
Noble Group	243,547	378,518
Singapore Technologies Engineering	78,200	196,280

		574,798

Oil & Gas—3.2%
Keppel	68,310	628,484

Telecommunications—5.7%
Singapore Telecommunications	407,400	1,137,686

TOTAL SINGAPORE		8,063,502

THAILAND—11.4%
Financials—4.6%
Bangkok Bank	48,300	281,926
Kasikornbank	59,800	282,851
Siam Commercial Bank	80,500	341,605

		906,382

Industrials—1.0%
Siam Cement	16,025	204,814

Oil & Gas—4.6%
PTT	43,700	508,685
PTT Exploration & Production	66,950	413,244

		921,929

Telecommunications—1.2%
Advanced Info Service	60,100	232,860

TOTAL THAILAND		2,265,985

TOTAL COMMON STOCK
(Cost $18,977,597)		19,844,999

TOTAL INVESTMENTS—99.9%
(Cost $18,977,597)††		$19,844,999

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X FTSE ASEAN 40 ETF

Percentages are based on Net Assets of $19,859,784.

*	Non-income producing security.
††	At July 31, 2011, the tax basis cost of the Fund’s investments was $18,977,597, and the unrealized appreciation and depreciation were $956,063 and $(88,661) respectively.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of July 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$19,844,999	$—	$—	$19,844,999

Total Investments in Securities	$19,844,999	$—	$—	$19,844,999

For the period ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X FTSE ANDEAN 40 ETF

	Shares	Value
COMMON STOCK—99.9%

CHILE—49.1%
Basic Materials—10.4%
CAP	4,667	$214,317
Empresas CMPC	4,581	219,573
Sociedad Quimica y Minera de Chile ADR	5,013	322,436

		756,326

Consumer Goods—2.0%
Cia Cervecerias Unidas ADR	1,061	60,223
Embotelladora Andina ADR, Cl B	1,319	35,217
Vina Concha y Toro ADR	1,166	52,878

		148,318

Consumer Services—12.0%
Cencosud	37,712	248,637
Empresas La Polar	11,500	12,825
Lan Airlines ADR	10,580	276,984
Ripley	45,400	53,313
SACI Falabella	29,444	286,134

		877,893

Financials—7.3%
Banco de Chile ADR	2,335	201,230
Banco de Credito e Inversiones	1,599	98,954
Banco Santander Chile ADR	1,511	140,493
Corpbanca ADR	2,520	55,440
Parque Arauco	19,137	39,755

		535,872

Industrials—1.6%
Cia Sud Americana de Vapores	89,444	52,810
Salfacorp	18,500	65,537

		118,347

Oil & Gas—4.2%
Empresas COPEC	17,401	308,218

Technology—1.0%
Sonda	26,700	70,641

Telecommunications—1.1%
ENTEL Chile	3,940	79,524

Utilities—9.4%
AES Gener	113,000	67,459
Colbun	293,024	78,110
Empresa Nacional de Electricidad ADR	5,692	305,376
Enersis ADR	10,877	237,010

		687,955

TOTAL CHILE		3,583,094

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X FTSE ANDEAN 40 ETF

	Shares	Value
COMMON STOCK—continued

COLOMBIA—33.5%
Consumer Services—1.6%
Almacenes Exito	8,936	$119,703

Financials—13.1%
BanColombia ADR	9,095	602,999
Financiera Colombiana	5,121	95,116
Grupo de Inversiones Suramericana	12,527	253,826

		951,941

Industrials—4.0%
Cementos Argos	18,372	113,952
Inversiones Argos	17,197	176,355

		290,307

Oil & Gas—12.3%
Ecopetrol ADR	12,262	518,069
Pacific Rubiales Energy CAD	13,125	377,710

		895,779

Utilities—2.6%
Interconexion Electrica	17,808	122,682
Isagen	48,500	63,331

		186,013

TOTAL COLOMBIA		2,443,743

PERU—12.0%
Basic Materials—7.7%
Cia de Minas Buenaventura ADR	9,559	391,346
Sociedad Minera Cerro Verde SAA	1,216	53,990
Volcan Cia Minera SAA *	97,658	114,191

		559,527

Financials—4.3%
Credicorp	1,285	120,854
Credicorp Ltd.	2,010	196,377

		317,231

TOTAL PERU		876,758

UNITED STATES—5.3%
Basic Materials—5.3%
Southern Copper	11,262	384,710

TOTAL COMMON STOCK
(Cost $7,312,564)		7,288,305

TOTAL INVESTMENTS—99.9%
(Cost $7,312,564)††		$7,288,305

Percentages are based on Net Assets of $7,295,834.

*	Non-income producing security.
††	At July 31, 2011, the tax basis cost of the Fund’s investments was $7,312,564, and the unrealized appreciation and depreciation were $279,477 and $(303,736) respectively.

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X FTSE ANDEAN 40 ETF

ADR — American Depositary Receipt

CAD — Canadian Dollar

Cl — Class

Ltd. — Limited

The following is a summary of the inputs used as of July 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$7,288,305	$—	$—	$7,288,305

Total Investments in Securities	$7,288,305	$—	$—	$7,288,305

For the period ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X FTSE COLOMBIA 20 ETF

	Shares	Value
COMMON STOCK—99.9%

COLOMBIA—99.9%
Consumer Goods—6.7%
Fabricato *	72,032,649	$2,979,906
Grupo Nutresa	592,762	7,406,606

		10,386,512

Consumer Services—4.5%
Almacenes Exito	517,563	6,933,078

Financials—41.3%
BanColombia ADR	330,564	21,916,393
Bolsa de Valores de Colombia	217,224,293	4,927,190
Cia Colombiana de Inversiones	2,625,684	6,960,642
Financiera Colombiana	399,769	7,425,214
Grupo Aval Acciones y Valores	14,017,247	10,137,988
Grupo de Inversiones Suramericana	462,504	9,371,387
Helm Bank	6,574,804	1,202,685
Interbolsa *	1,191,093	1,776,550

		63,718,049

Industrials—10.5%
Cementos Argos	1,171,061	7,263,518
Inversiones Argos	683,229	7,006,491
Tableros y Maderas de Caldas	295,491,150	1,945,881

		16,215,890

Oil & Gas—26.4%
Ecopetrol ADR	445,718	18,831,585
Pacific Rubiales Energy CAD	517,046	14,879,489
Pacific Rubiales Energy USD	15,000	433,950
Sociedad de Inversiones en Energia	1,025,424	6,556,434

		40,701,458

Telecommunications—1.0%
Empresa de Telecomunicaciones de Bogota	4,954,614	1,505,877

Utilities—9.5%
Interconexion Electrica	1,053,946	7,260,820
Isagen	5,640,029	7,364,703

		14,625,523

TOTAL COLOMBIA		154,086,387

TOTAL COMMON STOCK
(Cost $150,866,488)		154,086,387

TOTAL INVESTMENTS—99.9%
(Cost $150,866,488)††		$154,086,387

Percentages are based on Net Assets of $154,232,714.

*	Non-income producing security.
††	At July 31, 2011, the tax basis cost of the Fund’s investments was $150,866,488, and the unrealized appreciation and depreciation were $6,691,537 and $(3,471,638) respectively.

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X FTSE COLOMBIA 20 ETF

ADR — American Depositary Receipt

CAD — Canadian Dollar

USD — U.S. Dollar

The following is a summary of the inputs used as of July 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$154,086,387	$—	$—	$154,086,387

Total Investments in Securities	$154,086,387	$—	$—	$154,086,387

For the period ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X FTSE ARGENTINA 20 ETF

	Shares	Value
COMMON STOCK—99.9%

ARGENTINA—83.0%
Basic Materials—18.8%
Tenaris ADR	21,530	$951,626

Consumer Goods—4.4%
Cresud SACIF y A ADR	14,826	225,207

Consumer Services—3.9%
MercadoLibre	2,501	198,629

Financials—26.4%
Banco Macro ADR	17,055	591,126
BBVA Banco Frances ADR	20,784	205,970
Grupo Financiero Galicia ADR	28,077	399,536
IRSA Inversiones y Representaciones ADR	11,281	143,043

		1,339,675

Oil & Gas—10.7%
Petrobras Argentina ADR	12,652	247,979
Transportadora de Gas del Sur ADR	15,016	54,508
YPF ADR	5,559	236,647

		539,134

Telecommunications—13.4%
Nortel Inversora ADR *	8,882	244,522
Telecom Argentina ADR	17,190	434,735

		679,257

Utilities—5.4%
Empresa Distribuidora Y Comercializadora Norte ADR *	4,228	41,434
Pampa Energia ADR	15,489	230,021

		271,455

TOTAL ARGENTINA		4,204,983

CANADA—9.4%
Basic Materials—9.4%
Goldcorp	4,177	199,702
Pan American Silver	844	25,472
Silver Standard Resources *	930	25,482
Yamana Gold	17,155	222,672

TOTAL CANADA		473,328

CHILE—3.4%
Consumer Services—3.4%
Cencosud	26,353	173,746

UNITED STATES—4.1%
Oil & Gas—4.1%
Apache	1,675	207,231

TOTAL COMMON STOCK
(Cost $5,251,873)		5,059,288

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X FTSE ARGENTINA 20 ETF

	Face Amount	Value
TIME DEPOSIT—0.1%
Brown Brothers, 0.031% (A)
(Cost $6,805)	$6,805	$6,805

TOTAL INVESTMENTS—100.0%
(Cost $5,258,678)††		$5,066,093

Percentages are based on Net Assets of $5,063,676.

*	Non-income producing security.
(A)	The rate reported is the 7-day simple yield as of July 31, 2011.
††	At July 31, 2011, the tax basis cost of the Fund’s investments was $5,258,678, and the unrealized appreciation and depreciation were $86,062 and $(278,647) respectively.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of July 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,059,288	$—	$—	$5,059,288
Time Deposit	—	6,805	—	6,805

Total Investments in Securities	$5,059,288	$6,805	$—	$5,066,093

For the period ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X BRAZIL MID CAP ETF

	Shares	Value
COMMON STOCK—80.3%

BRAZIL—80.3%
Basic Materials—1.6%
Fibria Celulose ADR	40,574	$485,265

Consumer Goods—9.7%
Cosan, Cl A	24,753	305,204
Cosan Industria e Comercio	23,420	359,030
Hypermarcas	87,633	663,236
Hypermarcas - Unit *	59	77,329
JBS *	113,931	338,591
Marfrig Alimentos	27,502	269,311
Natura Cosmeticos	37,309	844,455

		2,857,156

Consumer Services—5.4%
Gol Linhas Aereas Inteligentes ADR	28,782	223,348
Lojas Renner	26,405	938,780
TAM ADR	21,670	421,915

		1,584,043

Financials—18.2%
BR Malls Participacoes	88,214	1,012,255
Cyrela Brazil Realty Empreendimentos e Participacoes	62,118	606,684
MRV Engenharia e Participacoes	71,220	523,865
Multiplan Empreendimentos Imobiliarios	14,102	310,004
PDG Realty Empreendimentos e Participacoes	242,456	1,275,426
Porto Seguro	21,327	299,034
Redecard	77,817	1,349,457

		5,376,725

Industrials—16.4%
All America Latina Logistica	113,080	823,752
CCR	46,471	1,390,954
Duratex	59,599	441,460
Embraer ADR	39,949	1,179,295
LLX Logistica *	104,428	293,519
Weg	65,774	712,354

		4,841,334

Telecommunications—5.3%
Telegraph Norte Leste Participacoes ADR	62,517	873,988
Tim Participacoes ADR	13,900	695,556

		1,569,544

Utilities—23.7%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	12,187	727,442
Cia Energetica de Minas Gerais ADR	82,918	1,600,317
Cia Paranaense de Energia ADR	27,679	669,002
CPFL Energia ADR	55,491	1,603,135
EDP - Energias do Brasil	12,009	299,451
Tractebel Energia	44,081	743,398

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X BRAZIL MID CAP ETF

	Shares	Value
COMMON STOCK—continued
Utilities—continued
Ultrapar Participacoes ADR	74,827	$1,355,865

		6,998,610

TOTAL BRAZIL		23,712,677

TOTAL COMMON STOCK
(Cost $23,928,625)		23,712,677

PREFERRED STOCK—20.0%

BRAZIL—20.0%
Basic Materials—3.4%
Metalurgica Gerdau, Cl A	58,010	663,794
Suzano Papel e Celulose	50,013	331,765

		995,559

Consumer Services—6.9%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	34,417	1,486,470
Lojas Americanas	62,345	565,096

		2,051,566

Financials—5.5%
Banco do Estado do Rio Grande do Sul	38,375	384,195
Bradespar	48,297	1,251,326

		1,635,521

Telecommunications—2.1%
Telemar Norte Leste	21,188	609,196

Utilities—2.1%
Cia Energetica de Sao Paulo	29,883	616,269

TOTAL BRAZIL		5,908,111

TOTAL PREFERRED STOCK
(Cost $4,414,271)		5,908,111

CORPORATE OBLIGATION—0.2%
Marfrig Alimentos, Convertible
1.00%, 07/15/15(A)(B)(C)
(Cost $70,659)	12	78,420

TOTAL INVESTMENTS—100.5%
(Cost $28,413,555)††		$29,699,208

Percentages are based on Net Assets of $29,539,170.

*	Non-income producing security.
(A)	Floating rate security - Rate disclosed is the rate in effect on July 31, 2011.
(B)

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of July 31, 2011 was $78,420 and represents 0.2% of net assets.

(C)	Securities considered illiquid. The total value of such securities as of July 31, 2011 was $78,420 and represented 0.2% of Net Assets.
††	At July 31, 2011, the tax basis cost of the Fund’s investments was $28,413,555, and the unrealized appreciation and depreciation were $3,401,466 and $(2,115,813) respectively.

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X BRAZIL MID CAP ETF

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of July 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$23,712,677	$—	$—	$23,712,677
Preferred Stock	5,908,111	—	—	5,908,111
Corporate Obligation	—	—	78,420	78,420

Total Investments in Securities	$29,620,788	$—	$78,420	$29,699,208

Investments in Corporate Obligations
Beginning balance as of October 31, 2010	$71,750
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	6,670
Net purchases	—
Net sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Ending balance as of July 31, 2011	$78,420

For the period ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X BRAZIL CONSUMER ETF

	Shares	Value
COMMON STOCK—82.6%

BRAZIL—82.6%
Consumer Goods—52.2%
Arezzo Industria e Comercio	26,831	$376,900
BRF - Brasil Foods ADR	74,066	1,430,214
Cia Hering	62,560	1,329,682
Cosan, Cl A	84,860	1,046,324
Cosan Industria e Comercio	80,104	1,228,000
Gafisa ADR	130,593	1,249,775
Hypermarcas	145,082	1,098,029
Hypermarcas - Unit *	84	110,096
JBS *	390,439	1,160,343
M Dias Branco	31,006	768,754
Marfrig Alimentos	94,261	923,043
Natura Cosmeticos	53,180	1,203,681
Sao Martinho	20,637	296,411
SLC Agricola	34,894	381,737
Souza Cruz	116,295	1,391,462
Tereos Internacional	65,167	118,890

		14,113,341

Consumer Services—30.4%
Anhanguera Educacional Participacoes	63,917	1,229,965
B2W Cia Global Do Varejo	69,174	650,179
Drogasil	82,321	663,365
Gol Linhas Aereas Inteligentes ADR	98,672	765,695
Localiza Rent a Car	83,044	1,338,383
Lojas Renner	37,356	1,328,122
Marisa Lojas	34,010	478,184
Multiplus	32,024	554,309
TAM ADR	62,524	1,217,342

		8,225,544

TOTAL BRAZIL		22,338,885

TOTAL COMMON STOCK
(Cost $25,511,141)		22,338,885

PREFERRED STOCK—17.5%

BRAZIL—17.5%
Consumer Goods—6.4%
Alpargatas	58,971	410,577
Cia de Bebidas das Americas ADR	43,918	1,318,418

		1,728,995

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X BRAZIL CONSUMER ETF

	Shares	Value
PREFERRED STOCK—continued

Consumer Services—11.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	33,141	$1,431,360
Lojas Americanas	146,331	1,326,336
Saraiva Livreiros Editores	12,547	230,525

		2,988,221

TOTAL BRAZIL		4,717,216

TOTAL PREFERRED STOCK
(Cost $3,023,354)		4,717,216

CORPORATE OBLIGATION—0.1%
Marfrig Alimentos, Convertible
1.00%, 07/15/15(A)(B)(C)
(Cost $35,153)	6	39,185

TOTAL INVESTMENTS—100.2%
(Cost $28,569,648)††		$27,095,286

Percentages are based on Net Assets of $27,042,279.

*	Non-income producing security.
(A)	Floating rate security - Rate disclosed is the rate in effect on July 31, 2011.
(B)

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of July 31, 2011was $39,185 and represents 0.1% of net assets.

(C)	Securities considered illiquid. The total value of such securities as of July 31, 2011 was $39,185 and represented 0.1% of Net Assets.
††	At July 31, 2011, the tax basis cost of the Fund’s investments was $28,569,648, and the unrealized appreciation and depreciation were $2,165,419 and $(3,639,781) respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of July 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$22,338,885	$—	$—	$22,338,885
Preferred Stock	4,717,216	—	—	4,717,216
Corporate Obligation	—	—	39,185	39,185

Total Investments in Securities	$27,056,101	$—	$39,185	$27,095,286

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X BRAZIL CONSUMER ETF

Investments in Corporate Obligations
Beginning balance as of October 31, 2010	$35,852
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	3,333
Net purchases	—
Net sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Ending balance as of July 31, 2011	$39,185

For the period ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X BRAZIL FINANCIALS ETF

	Shares	Value
COMMON STOCK—94.1%

BRAZIL—94.1%
Financials—94.1%
Banco Bradesco ADR	43,554	$837,544
Banco do Brasil	48,778	823,553
Banco Santander Brasil ADR	36,668	340,279
BM&F Bovespa	57,379	337,349
BR Malls Participacoes	33,567	385,181
BR Properties	22,538	247,000
Brasil Brokers Participacoes	30,851	140,810
Brookfield Incorporacoes	5,035	22,299
CETIP - Balcao Organizado de Ativos e Derivativos	26,671	452,197
Cielo	16,538	461,000
Cyrela Brazil Realty Empreendimentos e Participacoes	38,419	375,224
Even Construtora e Incorporadora	28,014	136,350
Iguatemi Empresa de Shopping Centers	5,897	130,052
Itau Unibanco Holding ADR	38,014	774,345
MRV Engenharia e Participacoes	44,654	328,457
Multiplan Empreendimentos Imobiliarios	10,547	231,854
PDG Realty Empreendimentos e Participacoes	65,641	345,301
Porto Seguro	15,939	223,487
Redecard	27,350	474,288
Rossi Residencial	27,027	202,981
Sul America	32,509	372,412

TOTAL BRAZIL		7,641,963

TOTAL COMMON STOCK
(Cost $7,695,100)		7,641,963

PREFERRED STOCK—5.3%

BRAZIL—5.3%
Financials—5.3%
Banco ABC Brasil	8,220	55,641
Banco do Estado do Rio Grande do Sul	28,158	281,906
Banco Industrial e Comercial	10,440	63,332
Banco Panamericano *	8,330	32,059

TOTAL BRAZIL		432,938

TOTAL PREFERRED STOCK
(Cost $476,648)		432,938

TOTAL INVESTMENTS—99.4%
(Cost $8,171,748)††		$8,074,901

Percentages are based on Net Assets of $8,123,450.

*	Non-income producing security.
††	At July 31, 2011, the tax basis cost of the Fund’s investments was $8,171,748, and the unrealized appreciation and depreciation were $577,325 and $(674,172) respectively.

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X BRAZIL FINANCIALS ETF

ADR — American Depositary Receipt

The following is a summary of the inputs used as of July 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$7,641,963	$—	$—	$7,641,963
Preferred Stock	432,938	—	—	432,938

Total Investments in Securities	$8,074,901	$—	$—	$8,074,901

For the period ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X MEXICO SMALL-CAP ETF

	Shares	Value
COMMON STOCK—99.7%

MEXICO—99.7%
Basic Materials—6.9%
Cia Minera Autlan *	9,200	$14,983
Grupo Simec, Cl B *	7,100	17,354
Industrias CH, Cl B *	4,500	15,954

		48,291

Consumer Goods—20.7%
Consorcio ARA	49,936	26,215
Corporacion GEO *	11,500	23,041
Desarrolladora Homex ADR *	521	13,676
Gruma, Cl B *	2,500	5,320
Grupo Herdez	16,568	35,582
Industrias Bachoco	3,100	6,076
Sare Holding, Cl B *	19,900	3,968
Urbi Desarrollos Urbanos *	14,200	31,404

		145,282

Consumer Services—26.3%
Alsea	21,600	24,575
Controladora Comercial Mexicana *	20,700	35,282
Grupo Comercial Chedraui	11,857	35,983
Grupo Famsa, Cl A *	4,100	5,433
Megacable Holdings *	17,182	41,000
TV Azteca *	56,364	42,367

		184,640

Financials—13.0%
Bolsa Mexicana de Valores	19,193	37,784
Compartamos	21,721	39,096
Inmuebles Carso *	14,500	13,951

		90,831

Health Care—5.2%
Genomma Lab Internacional, Cl B *	15,958	36,556

Industrials—25.6%
Empresas ICA ADR *	3,466	28,109
Grupo Aeroportuario del Pacifico ADR	986	40,367
Grupo Aeroportuario del Sureste ADR	702	41,853
OHL Mexico *	19,178	41,350
Promotora y Operadora de Infraestructura *	5,600	27,991

		179,670

Telecommunications—2.0%
Axtel *	23,800	13,894

TOTAL MEXICO		699,164

TOTAL COMMON STOCK
(Cost $726,839)		699,164

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X MEXICO SMALL-CAP ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION—21.4%
United States Treasury Bills (A)
0.003%, 08/11/11
(Cost $150,000)	$150,000	$149,989

TOTAL INVESTMENTS—121.1%
(Cost $876,839)††		$849,153

Percentages are based on Net Assets of $700,999.

*	Non-income producing security.
(A)	The rate reported is the effective yield at time of purchase.
††	At July 31, 2011, the tax basis cost of the Fund’s investments was $876,839, and the unrealized appreciation and depreciation were $13,975 and $(41,661) respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of July 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$699,164	$—	$—	$699,164
U.S. Treasury Obligation	—	149,989	—	149,989

Total Investments in Securities	$699,164	$149,989	$—	$849,153

For the period ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X RUSSELL EMERGING MARKETS GROWTH ETF

	Shares	Value
COMMON STOCK—93.8%

BRAZIL—11.8%
Basic Materials—3.3%
Cia Siderurgica Nacional ADR	1,110	$11,788
Gerdau ADR	26	237
Vale ADR, Cl B	2,158	70,006

		82,031

Consumer Goods—1.1%
BRF - Brasil Foods ADR	1,096	21,164
Cia de Bebidas das Americas ADR	228	5,800

		26,964

Financials—6.8%
Banco Bradesco ADR	4,032	77,535
Banco do Brasil	106	1,790
Cielo	344	9,589
Itau Unibanco Holding ADR	3,302	67,262
Itausa - Investimentos Itau	1,440	11,604

		167,780

Oil & Gas—0.6%
OGX Petroleo e Gas Participacoes *	1,820	15,170

TOTAL BRAZIL		291,945

CHILE—1.2%
Consumer Services—0.4%
SACI Falabella	900	8,746

Oil & Gas—0.4%
Empresas COPEC	626	11,088

Utilities—0.4%
Empresa Nacional de Electricidad ADR	162	8,692

TOTAL CHILE		28,526

CHINA—16.9%
Basic Materials—0.7%
Aluminum Corp of China ADR	30	641
Yanzhou Coal Mining ADR	302	11,567
Zijin Mining Group, Cl H	9,000	4,862

		17,070

Consumer Goods—0.4%
Tingyi Cayman Islands Holding	2,800	8,695

Consumer Services—0.1%
Air China, Cl H	3,200	3,383

Energy—1.3%
China Coal Energy, Cl H	6,000	8,653
China Shenhua Energy, Cl H	4,800	24,113

		32,766

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X RUSSELL EMERGING MARKETS GROWTH ETF

	Shares	Value
COMMON STOCK—continued
Financials—9.9%
Agricultural Bank of China, Cl H	24,000	$13,027
Bank of Communications, Cl H	9,900	8,638
China Citic Bank, Cl H	10,000	6,133
China Construction Bank, Cl H	94,000	75,746
China Life Insurance ADR	738	36,929
China Merchants Bank, Cl H	5,800	13,768
China Pacific Insurance Group, Cl H	1,460	5,536
Industrial & Commercial Bank of China, Cl H	82,000	62,394
Ping An Insurance Group, Cl H	2,200	21,412

		243,583

Industrials—0.5%
Byd, Cl H	840	2,775
China Communications Construction, Cl H	6,000	5,089
China Railway Construction, Cl H	3,000	1,840
China Railway Group, Cl H	6,000	2,248

		11,952

Oil & Gas—0.5%
China Petroleum & Chemical ADR	38	3,762
PetroChina ADR	56	7,965

		11,727

Technology—3.5%
Baidu ADR *	370	58,116
Tencent Holdings	1,100	28,624

		86,740

TOTAL CHINA		415,916

COLOMBIA—0.5%
Oil & Gas—0.5%
Ecopetrol ADR	306	12,929

CZECH REPUBLIC—0.2%
Utilities—0.2%
CEZ	100	5,177

HONG KONG—4.5%
Consumer Goods—0.6%
Belle International Holdings	6,786	14,855

Financials—1.2%
BOC Hong Kong Holdings	4,129	12,344
China Overseas Land & Investment	5,600	12,575
China Resources Land	3,000	5,882

		30,801

Oil & Gas—2.0%
CNOOC ADR	222	49,353

Telecommunications—0.7%
China Mobile ADR	326	16,244

TOTAL HONG KONG		111,253

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X RUSSELL EMERGING MARKETS GROWTH ETF

	Shares	Value
COMMON STOCK—continued

INDIA—10.1%
Basic Materials—0.4%
Sterlite Industries India ADR	730	$10,782

Financials—3.3%
HDFC Bank ADR	1,240	43,102
ICICI Bank ADR	408	19,001
State Bank of India GDR	186	20,609

		82,712

Industrials—0.7%
Larsen & Toubro GDR	410	16,010

Oil & Gas—2.6%
Reliance Industries GDR (A)	1,694	64,016

Technology—3.1%
Infosys ADR	1,110	69,064
Wipro ADR	512	6,083

		75,147

TOTAL INDIA		248,667

INDONESIA—3.3%
Consumer Goods—1.1%
Astra International	3,000	24,897
Unilever Indonesia	1,720	3,159

		28,056

Financials—1.7%
Bank Central Asia	18,800	18,368
Bank Mandiri	12,257	11,326
Bank Rakyat Indonesia Persero	14,415	11,709

		41,403

Telecommunications—0.5%
Telekomunikasi Indonesia ADR	348	12,145

TOTAL INDONESIA		81,604

MALAYSIA—2.0%
Financials—1.5%
CIMB Group Holdings	5,200	14,509
Malayan Banking	3,684	10,888
Public Bank	2,600	11,789

		37,186

Industrials—0.3%
Sime Darby	2,600	8,026

Telecommunications—0.2%
Maxis	2,800	5,196

TOTAL MALAYSIA		50,408

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X RUSSELL EMERGING MARKETS GROWTH ETF

	Shares	Value
COMMON STOCK—continued

MEXICO—5.5%
Basic Materials—0.8%
Grupo Mexico, Cl B	5,400	$19,927

Consumer Goods—1.2%
Fomento Economico Mexicano ADR	318	23,014
Grupo Modelo	920	5,681

		28,695

Consumer Services—1.2%
Grupo Elektra	100	7,244
Wal-Mart de Mexico	8,200	22,649

		29,893

Telecommunications—2.3%
America Movil ADR, Ser L	1,988	51,290
Telefonos de Mexico ADR	308	4,977

		56,267

TOTAL MEXICO		134,782

MOROCCO—0.2%
Telecommunications—0.2%
Maroc Telecom	204	3,583

POLAND—0.8%
Financials—0.8%
Bank Pekao	130	7,452
Powszechna Kasa Oszczednosci Bank Polski	898	13,287

TOTAL POLAND		20,739

RUSSIA—7.1%
Basic Materials—2.7%
MMC Norilsk Nickel ADR	1,668	44,602
Novolipetsk Steel GDR	186	6,975
Uralkali	1,424	13,937

		65,514

Financials—1.9%
Sberbank of Russia	11,749	43,025
VTB Bank GDR	504	3,029

		46,054

Oil & Gas—1.5%
NovaTek OAO	2,694	38,794

Telecommunications—1.0%
Mobile Telesystems ADR	560	10,517
Rostelecom	1,787	13,135

		23,652

TOTAL RUSSIA		174,014

SOUTH AFRICA—9.8%
Basic Materials—2.3%
Anglo American Platinum	102	8,751

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X RUSSELL EMERGING MARKETS GROWTH ETF

	Shares	Value
COMMON STOCK—continued
Basic Materials—continued
AngloGold Ashanti ADR	562	$23,570
Impala Platinum Holdings	672	17,245
Kumba Iron Ore	116	8,861

		58,427

Consumer Services—1.3%
Naspers, Cl N	608	32,606

Financials—1.7%
ABSA Group	472	9,293
FirstRand	5,022	14,489
Standard Bank Group	1,194	17,402

		41,184

Oil & Gas—1.9%
Sasol ADR	926	46,439

Telecommunications—2.6%
MTN Group	2,730	59,225
Vodacom Group	340	4,330

		63,555

TOTAL SOUTH AFRICA		242,211

SOUTH KOREA—8.6%
Basic Materials—1.3%
LG Chemical	66	29,431
POSCO ADR	20	2,196

		31,627

Consumer Goods—4.4%
Hyundai Mobis	100	36,053
Hyundai Motor	208	46,376
Kia Motors	362	26,583

		109,012

Financials—0.9%
KB Financial Group ADR	90	4,465
Samsung Life Insurance	125	11,836
Shinhan Financial Group ADR	50	4,801

		21,102

Industrials—0.8%
Hyundai Heavy Industries	49	18,967

Oil & Gas—0.7%
SK Innovation	83	17,167

Technology—0.5%
Hynix Semiconductor	274	6,304
Samsung Electronics	9	7,207

		13,511

TOTAL SOUTH KOREA		211,386

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X RUSSELL EMERGING MARKETS GROWTH ETF

	Shares	Value
COMMON STOCK—continued

TAIWAN—9.9%
Basic Materials—2.8%
Formosa Chemicals & Fibre	7,276	$26,337
Formosa Plastics	7,178	26,976
Nan Ya Plastics	6,000	16,564

		69,877

Financials—0.6%
Cathay Financial Holding	9,792	14,652

Industrials—1.6%
Hon Hai Precision Industry	13,420	38,257

Oil & Gas—0.5%
Formosa Petrochemical	3,000	11,275

Technology—4.4%
HTC	1,050	31,205
Taiwan Semiconductor Manufacturing ADR	6,284	77,670

		108,875

TOTAL TAIWAN		242,936

THAILAND—0.9%
Oil & Gas—0.9%
PTT	1,080	12,572
PTT Exploration & Production	1,720	10,616

TOTAL THAILAND		23,188

TURKEY—0.5%
Financials—0.4%
Turkiye Garanti Bankasi	818	3,615
Turkiye Is Bankasi, Cl C	2,078	5,970

		9,585

Telecommunications—0.1%
Turkcell Iletisim Hizmetleri ADR	114	1,459

TOTAL TURKEY		11,044

TOTAL COMMON STOCK
(Cost $2,343,806)		2,310,308

PREFERRED STOCK—6.0%

BRAZIL—6.0%
Basic Materials—3.6%
Vale ADR, Cl B	2,978	87,911

Consumer Goods—1.3%
Cia de Bebidas das Americas ADR	1,078	32,362

Financials—1.0%
Itausa—Investimentos Itau	3,600	24,020

Technology—0.1%
Samsung Electronics	7	3,732

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X RUSSELL EMERGING MARKETS GROWTH ETF

	Face Amount	Value
PREFERRED STOCK—continued
TOTAL BRAZIL		$148,025

TOTAL PREFERRED STOCK
(Cost $155,807)		148,025

TIME DEPOSIT—3.4%
Brown Brothers, 0.031% (B)
(Cost $84,292)	$84,292	84,292

TOTAL INVESTMENTS—103.2%
(Cost $2,583,905)††		$2,542,625

Percentages are based on Net Assets of $2,462,341.

*	Non-income producing security.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	The rate reported is the 7-day simple yield as of July 31, 2011.
††	At July 31, 2011, the tax basis cost of the Fund’s investments was $2,583,905, and the unrealized appreciation and depreciation were $111,179 and $(152,459) respectively.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

Ser — Series

The following is a summary of the inputs used as of July 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,310,308	$—	$—	$2,310,308
Preferred Stock	148,025	—	—	148,025
Time Deposit	—	84,292	—	84,292

Total Investments in Securities	$2,458,333	$84,292	$—	$2,542,625

For the period ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X RUSSELL EMERGING MARKETS VALUE ETF

	Shares	Value
COMMON STOCK—90.2%

BRAZIL—13.5%
Basic Materials—1.2%
Gerdau ADR	3,420	$31,191

Financials—3.9%
Banco do Brasil	2,614	44,134
Banco Santander Brasil ADR	2,400	22,272
BM&F Bovespa	5,800	34,100

		100,506

Oil & Gas—7.5%
Petroleo Brasileiro ADR	5,603	190,334

Utilities—0.9%
Centrais Eletricas Brasileiras ADR	968	11,674
Centrais Eletricas Brasileiras ADR, Cl B	718	11,014

		22,688

TOTAL BRAZIL		344,719

CHILE—0.8%
Utilities—0.8%
Enersis ADR	884	19,262

CHINA—12.1%
Basic Materials—0.4%
Aluminum Corp of China ADR	480	10,253

Energy—0.2%
China Shenhua Energy, Cl H	1,000	5,023

Financials—4.5%
Bank of China, Cl H	203,615	93,794
China Citic Bank, Cl H	20,223	12,404
China Minsheng Banking, Cl H	9,000	7,945

		114,143

Industrials—0.7%
China Communications Construction, Cl H	14,588	12,373
China COSCO Holdings, Cl H	9,000	6,293

		18,666

Oil & Gas—5.0%
China Petroleum & Chemical ADR	486	48,119
PetroChina ADR	560	79,649

		127,768

Telecommunications—1.3%
China Telecom ADR	486	31,979

TOTAL CHINA		307,832

CZECH REPUBLIC—0.7%
Utilities—0.7%
CEZ	340	17,601

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X RUSSELL EMERGING MARKETS VALUE ETF

	Shares	Value
COMMON STOCK—continued

HONG KONG—5.1%
Telecommunications—5.1%
China Mobile ADR	2,263	$112,765
China Unicom Hong Kong ADR	901	18,038

TOTAL HONG KONG		130,803

INDIA—0.9%
Basic Materials—0.9%
Sterlite Industries India ADR	608	8,980
Tata Steel GDR	1,106	14,312

TOTAL INDIA		23,292

MEXICO—0.0%
Telecommunications—0.0%
Telefonos de Mexico ADR	50	808

POLAND—0.6%
Utilities—0.6%
PGE	1,892	15,802

RUSSIA—27.6%
Basic Materials—0.1%
United RUSAL *	2,800	3,837

Financials—0.7%
VTB Bank GDR	3,056	18,367

Oil & Gas—25.5%
Gazprom OAO ADR	18,501	271,225
Lukoil OAO ADR	2,571	172,643
Rosneft Oil GDR	4,454	37,992
Surgutneftegas ADR	13,504	137,065
Tatneft ADR	724	30,285

		649,210

Utilities—1.3%
Federal Grid Unified Energy System JSC, Cl T	922,788	12,641
Federal Hydrogenerating JSC ADR	3,936	19,680

		32,321

TOTAL RUSSIA		703,735

SOUTH AFRICA—0.9%
Financials—0.9%
Standard Bank Group	1,506	21,950

SOUTH KOREA—21.0%
Basic Materials—3.4%
POSCO ADR	782	85,864

Consumer Goods—0.9%
LG Electronics	308	23,494

Financials—4.0%
KB Financial Group ADR	1,042	51,694

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X RUSSELL EMERGING MARKETS VALUE ETF

	Shares	Value
COMMON STOCK—continued
Financials—continued
Samsung Life Insurance	20	$1,894
Shinhan Financial Group ADR	511	49,066

		102,654

Technology—11.9%
Hynix Semiconductor	1,067	24,549
Samsung Electronics GDR	696	277,078

		301,627

Utilities—0.8%
Korea Electric Power ADR	1,742	21,043

TOTAL SOUTH KOREA		534,682

TAIWAN—4.5%
Basic Materials—2.3%
China Steel	36,345	37,893
Nan Ya Plastics	7,800	21,533

		59,426

Technology—0.4%
Taiwan Semiconductor Manufacturing ADR	860	10,630

Telecommunications—1.8%
Chunghwa Telecom ADR	1,340	46,578

TOTAL TAIWAN		116,634

THAILAND—0.2%
Oil & Gas—0.2%
PTT	380	4,423

TURKEY—2.3%
Financials—2.3%
Akbank	5,173	22,614
Turkiye Garanti Bankasi	5,066	22,386
Turkiye Is Bankasi, Cl C	4,503	12,937

TOTAL TURKEY		57,937

TOTAL COMMON STOCK
(Cost $2,324,558)		2,299,480

PREFERRED STOCK—8.9%

BRAZIL—7.9%
Oil & Gas—7.9%
Petroleo Brasileiro ADR, Cl A	6,529	200,636

SOUTH KOREA—1.0%
Technology—1.0%
Samsung Electronics	49	26,127

TOTAL PREFERRED STOCK
(Cost $244,689)		226,763

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X RUSSELL EMERGING MARKETS VALUE ETF

	Face Amount	Value
TIME DEPOSIT—0.8%
Brown Brothers, 0.031% (A)
(Cost $20,650)	$20,650	$20,650

TOTAL INVESTMENTS—99.9%
(Cost $2,589,897)††		$2,546,893

Percentages are based on Net Assets of $2,548,828.

*	Non-income producing security.
(A)	The rate reported is the 7-day simple yield as of July 31, 2011.
††	At July 31, 2011, the tax basis cost of the Fund’s investments was $2,589,897, and the unrealized appreciation and depreciation were $76,409 and $(119,413) respectively.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

The following is a summary of the inputs used as of July 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,299,480	$—	$—	$2,299,480
Preferred Stock	226,763	—	—	226,763
Time Deposit	—	20,650	—	20,650

Total Investments in Securities	$2,526,243	$20,650	$—	$2,546,893

For the period ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X FTSE NORDIC REGION ETF

	Shares	Value
COMMON STOCK—99.7%

DENMARK—18.6%
Consumer Goods—2.2%
Carlsberg, Cl B	7,856	$772,990

Financials—3.4%
Danske Bank	61,595	1,194,300

Health Care—10.6%
Novo Nordisk ADR	30,088	3,671,338

Industrials—2.4%
A P Moller - Maersk, Cl B	108	829,711

TOTAL DENMARK		6,468,339

FINLAND—13.0%
Basic Materials—1.5%
UPM-Kymmene	34,050	531,901

Financials—3.3%
Sampo, Cl A	36,961	1,129,784

Industrials—1.8%
Kone, Cl B	10,919	633,941

Technology—4.1%
Nokia ADR	247,505	1,435,529

Utilities—2.2%
Fortum	29,370	778,726

TOTAL FINLAND		4,509,881

NORWAY—19.8%
Basic Materials—3.8%
Norsk Hydro	66,303	474,632
Yara International	14,429	827,502

		1,302,134

Consumer Goods—1.8%
Orkla	67,881	639,578

Financials—3.4%
DnB	80,499	1,175,845

Oil & Gas—8.2%
Seadrill	21,959	768,014
Statoil ADR	84,295	2,071,128

		2,839,142

Telecommunications—2.7%
Telenor	54,765	918,008

TOTAL NORWAY		6,874,707

SWEDEN—48.3%
Consumer Goods—1.7%
Svenska Cellulosa, Cl B	39,235	572,810

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X FTSE NORDIC REGION ETF

	Shares/Face
	Amount	Value
COMMON STOCK—continued
Consumer Services—3.8%
Hennes & Mauritz, Cl B	38,535	$1,318,227

Financials—18.0%
Investor, Cl B	29,385	640,704
Nordea Bank	198,987	2,123,448
Skandinaviska Enskilda Banken, Cl A	143,342	1,096,739
Svenska Handelsbanken, Cl A	40,769	1,287,019
Swedbank, Cl A	62,909	1,106,527

		6,254,437

Industrials—14.5%
Atlas Copco, Cl A	41,606	986,570
Sandvik	78,284	1,253,709
Scania, Cl B	26,437	516,304
SKF, Cl B	27,056	715,567
Volvo, Cl B	95,654	1,550,143

		5,022,293

Technology—7.2%
Ericsson ADR	199,036	2,487,950

Telecommunications—3.2%
TeliaSonera	142,835	1,095,131

TOTAL SWEDEN		16,750,848

TOTAL COMMON STOCK
(Cost $34,112,612)		34,603,775

TIME DEPOSIT—0.3%
Brown Brothers, 0.031% (A)
(Cost $89,934)	$89,934	89,934

TOTAL INVESTMENTS—100.0%
(Cost $34,202,546)††		$34,693,709

Percentages are based on Net Assets of $34,691,905.

(A)	The rate reported is the 7-day simple yield as of July 31, 2011.
††	At July 31, 2011, the tax basis cost of the Fund’s investments was $34,202,546, and the unrealized appreciation and depreciation were $2,212,750 and $(1,721,587) respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of July 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$34,603,775	$—	$—	$34,603,775
Time Deposit	—	89,934	—	89,934

Total Investments in Securities	$34,603,775	$89,934	$—	$34,693,709

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X FTSE NORDIC REGION ETF

For the period ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X FTSE NORWAY 30 ETF

	Shares	Value
COMMON STOCK—100.0%

NORWAY—100.0%
Basic Materials—8.8%
Norsk Hydro	368,336	$2,636,741
Yara International	59,125	3,390,815

		6,027,556

Consumer Goods—8.2%
Aker, Cl A	17,542	464,548
Austevoll Seafood	50,937	281,143
Cermaq	42,703	597,175
Marine Harvest	1,647,913	959,777
Orkla	349,327	3,291,373

		5,594,016

Consumer Services—5.2%
Royal Caribbean Cruises	66,230	2,057,918
Schibsted	49,786	1,484,976

		3,542,894

Financials—21.6%
DnB	747,717	10,921,865
Gjensidige Forsikring	123,212	1,460,867
Storebrand	279,172	2,331,535

		14,714,267

Health Care—1.3%
Algeta *	24,267	908,716

Industrials—1.8%
Stolt-Nielsen	15,767	402,892
Tomra Systems	90,977	825,066

		1,227,958

Oil & Gas—47.9%
Aker Solutions	126,991	2,237,269
Archer *	99,378	577,874
BW Offshore	317,728	699,698
DNO International *	589,007	666,615
Fred Olsen Energy	16,277	631,600
Frontline	35,096	410,247
Petroleum Geo-Services *	133,865	2,182,987
ProSafe	141,325	1,056,852
Renewable Energy *	303,666	567,152
Seadrill	104,949	3,670,582
Statoil	554,294	13,710,561
Statoil Fuel & Retail	92,194	856,662
Subsea 7	133,243	3,526,074
TGS Nopec Geophysical	64,399	1,889,723

		32,683,896

Technology—0.1%
Atea	4,000	41,256

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X FTSE NORWAY 30 ETF

	Shares	Value
COMMON STOCK—continued
Telecommunications—5.1%
Telenor	209,479	$3,511,430

TOTAL NORWAY		68,251,989

TOTAL COMMON STOCK
(Cost $69,260,715)		68,251,989

TOTAL INVESTMENTS—100.0%
(Cost $69,260,715)††		$68,251,989

Percentages are based on Net Assets of $68,228,609.

*	Non-income producing security.
††	At July 31, 2011, the tax basis cost of the Fund’s investments was $69,260,715, and the unrealized appreciation and depreciation were $1,784,872 and $(2,793,598) respectively.

Cl — Class

The following is a summary of the inputs used as of July 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$68,251,989	$—	$—	$68,251,989

Total Investments in Securities	$68,251,989	$—	$—	$68,251,989

For the period ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X WASTE MANAGEMENT ETF

	Shares	Value
COMMON STOCK—100.0%

AUSTRALIA—4.4%
Industrials—4.4%
Tox Free Solutions	17,700	$40,835
Transpacific Industries Group *	50,700	50,964

TOTAL AUSTRALIA		91,799

CANADA—5.5%
Industrials—5.5%
IESI-BFC	2,925	65,827
Newalta	3,697	48,705

TOTAL CANADA		114,532

CHINA—4.2%
Industrials—2.2%
Chiho-Tiande Group	59,400	46,112

Technology—2.0%
Think Environmental *	58,800	40,806

TOTAL CHINA		86,918

FRANCE—10.1%
Industrials—10.1%
Seche Environnement	573	45,990
Veolia Environnement	7,278	165,307

TOTAL FRANCE		211,297

HONG KONG—10.1%
Consumer Goods—2.2%
Fook Woo Group Holdings *	152,700	45,065

Industrials—6.3%
China Everbright International	151,100	57,777
China Metal Recycling Holdings	54,600	73,001

		130,778

Utilities—1.6%
China Water Affairs Group	102,300	33,604

TOTAL HONG KONG		209,447

JAPAN—2.9%
Basic Materials—2.9%
Asahi Holdings	2,700	61,346

NORWAY—3.4%
Industrials—3.4%
Tomra Systems	7,800	70,738

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X WASTE MANAGEMENT ETF

	Shares/Face Amount	Value
COMMON STOCK—continued

SOUTH KOREA—1.7%
Industrials—1.7%
Insun ENT	10,200	$34,839

UNITED KINGDOM—2.2%
Industrials—2.2%
Shanks Group	22,200	46,289

UNITED STATES—55.4%
Basic Materials—2.5%
Calgon Carbon *	3,525	52,487

Consumer Goods—4.0%
Darling International *	4,960	83,725

Industrials—48.9%
Casella Waste Systems, Cl A *	5,143	32,349
Clean Harbors *	2,022	106,661
EnergySolutions	6,775	34,281
Metalico *	6,574	36,026
Republic Services, Cl A	5,884	170,813
Sims Metal Management	7,050	130,583
Stericycle *	2,502	205,464
US Ecology	2,370	40,029
Waste Connections	2,552	82,276
Waste Management	5,842	183,965

		1,022,447

TOTAL UNITED STATES		1,158,659

TOTAL COMMON STOCK
(Cost $2,222,829)		2,085,864

TIME DEPOSIT—0.1%
Brown Brothers, 0.031% (A)
(Cost $2,178)	$2,178	2,178

TOTAL INVESTMENTS—100.0%
(Cost $2,225,007)††		$2,088,042

Percentages are based on Net Assets of $2,091,334.

*	Non-income producing security.
(A)	The rate reported is the 7-day simple yield as of July 31, 2011.
††	At July 31, 2011, the tax basis cost of the Fund’s investments was $2,225,007, and the unrealized appreciation and depreciation were $56,876 and $(193,841) respectively.

Cl — Class

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X WASTE MANAGEMENT ETF

The following is a summary of the inputs used as of July 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,085,864	$—	$—	$2,085,864
Time Deposit	—	2,178	—	2,178

Total Investments in Securities	$2,085,864	$2,178	$—	$2,088,042

For the period ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X FOOD ETF

	Shares	Value
COMMON STOCK—99.7%

BRAZIL—5.8%
Consumer Goods—5.8%
BRF - Brasil Foods ADR	7,133	$137,738
JBS *	5,600	16,643
M Dias Branco	440	10,909
Marfrig Alimentos	1,225	11,996

TOTAL BRAZIL		177,286

CANADA—5.0%
Consumer Goods—2.1%
Saputo	1,374	64,390
George Weston	1,291	89,636

TOTAL CANADA		154,026

CHINA—7.0%
Consumer Goods—7.0%
China Yurun Food Group	14,000	44,012
Tingyi Cayman Islands Holding	38,500	119,550
Want Want China Holdings	56,800	50,653

TOTAL CHINA		214,215

DENMARK—0.4%
Consumer Goods—0.4%
Christian Hansen Holding	480	11,094

FRANCE—4.9%
Consumer Goods—4.9%
Danone	2,080	148,860

INDONESIA—1.4%
Consumer Goods—1.4%
Indofood CBP Sukses Makmur TBK	12,100	8,261
Indofood Sukses Makmur	45,200	33,787

TOTAL INDONESIA		42,048

JAPAN—7.2%
Consumer Goods—7.2%
Ajinomoto	7,000	86,852
MEIJI Holdings	720	31,697
Nippon Meat Packers	2,200	30,758
Nisshin Seifun Group	2,025	25,941
Nissin Foods Holdings	680	25,957
Yamazaki Baking	1,440	19,964

TOTAL JAPAN		221,169

MEXICO—3.8%
Consumer Goods—3.8%
Grupo Bimbo, Ser A	47,800	114,917

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X FOOD ETF

	Shares	Value
COMMON STOCK—continued

NETHERLANDS—0.7%
Consumer Goods—0.7%
Nutreco	324	$22,582

NORWAY—2.2%
Consumer Goods—2.2%
Orkla	7,000	65,954

SOUTH AFRICA—1.5%
Consumer Goods—1.5%
Tiger Brands	1,480	45,059

SOUTH KOREA—0.6%
Consumer Goods—0.6%
CJ CheilJedang	68	19,742

SPAIN—0.5%
Consumer Goods—0.5%
Ebro Foods	720	13,999

SWITZERLAND—7.0%
Consumer Goods—7.0%
Aryzta	800	43,806
Barry Callebaut	16	16,893
Nestle	2,405	153,540

TOTAL SWITZERLAND		214,239

TAIWAN—1.9%
Consumer Goods—1.9%
Uni-President Enterprises	35,200	57,671

THAILAND—1.2%
Consumer Goods—1.2%
Charoen Pokphand Foods	35,200	37,491

UNITED KINGDOM—5.4%
Consumer Goods—5.4%
Associated British Foods	3,612	63,512
Kerry Group, Cl A	1,280	52,996
Tate & Lyle	4,800	48,032

TOTAL UNITED KINGDOM		164,540

UNITED STATES—43.2%
Consumer Goods—43.2%
Campbell Soup	1,794	59,292
ConAgra Foods	4,236	108,484
Corn Products International	778	39,592
General Mills	3,786	141,407
Hershey	1,714	96,738
HJ Heinz	2,798	147,287
Hormel Foods	1,414	40,964
JM Smucker	1,160	90,387

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X FOOD ETF

	Shares/Face Amount	Value
COMMON STOCK—continued
Consumer Goods—continued
Kellogg	2,556	$142,574
Kraft Foods, Cl A	4,238	145,702
McCormick	1,234	60,034
Ralcorp Holdings *	556	48,094
Sara Lee	6,122	116,991
Smithfield Foods *	1,486	32,722
Tyson Foods, Cl A	3,082	54,120

TOTAL UNITED STATES		1,324,388

TOTAL COMMON STOCK
(Cost $3,014,103)		3,049,280

TIME DEPOSIT—0.3%
Brown Brothers, 0.031% (A)
(Cost $8,697)	$8,697	8,697

TOTAL INVESTMENTS—100.0%
(Cost $3,022,800)††		$3,057,977

Percentages are based on Net Assets of $3,067,336.

*	Non-income producing security.
(A)	The rate reported is the 7-day simple yield as of July 31, 2011.
††	At July 31, 2011, the tax basis cost of the Fund’s investments was $3,022,800, and the unrealized appreciation and depreciation were $73,265 and $(38,088) respectively.

ADR — American Depositary Receipt

Cl — Class

Ser — Series

The following is a summary of the inputs used as of July 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,049,280	$—	$—	$3,049,280
Time Deposit	—	8,697	—	8,697

Total Investments in Securities	$3,049,280	$8,697	$—	$3,057,977

For the period ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X FISHING INDUSTRY ETF

	Shares	Value
COMMON STOCK—98.8%

CHILE—10.8%
Consumer Goods—10.8%
Cia Pesquera Camanchaca *	1,064,500	$135,012
Multiexport Foods	211,200	73,872

TOTAL CHILE		208,884

CHINA—1.1%
Consumer Goods—1.1%
China Marine Food Group *	7,137	21,054

HONG KONG—3.0%
Consumer Goods—3.0%
China Ocean Resources	10,500	58,676

JAPAN—30.7%
Consumer Goods—30.7%
Kyokuyo	39,200	93,297
Maruha Nichiro Holdings	72,100	126,590
Nippon Suisan Kaisha	37,800	137,160
Toyo Suisan Kaisha	9,560	236,979

TOTAL JAPAN		594,026

MALAYSIA—5.3%
Consumer Goods—5.3%
QL Resources	95,500	102,460

NORWAY—32.0%
Consumer Goods—32.0%
Austevoll Seafood	13,700	75,616
Cermaq	12,224	170,945
Copeinca *	10,400	84,654
Leroey Seafood Group	3,220	64,627
Marine Harvest	199,787	116,360
Morpol *	27,800	105,910

TOTAL NORWAY		618,112

SOUTH KOREA—10.2%
Consumer Goods—10.2%
Dongwon Industries	585	102,403
Sajo Industries	900	50,038
Sajodaerim *	300	6,119
Silla	2,700	38,425

TOTAL SOUTH KOREA		196,985

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X FISHING INDUSTRY ETF

	Shares/Face Amount	Value
COMMON STOCK—continued

SPAIN—5.7%
Consumer Goods—5.7%
Pescanova	2,570	$110,615

TOTAL COMMON STOCK
(Cost $2,189,604)		1,910,812

U.S. TREASURY OBLIGATION—25.9%
United States Treasury Bills (A)
0.003%, 08/11/11
(Cost $499,999)	$500,000	499,963

TOTAL INVESTMENTS—124.7%
(Cost $2,689,603)††		$2,410,775

Percentages are based on Net Assets of $1,932,111.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield at time of purchase.
††	At July 31, 2011, the tax basis cost of the Fund’s investments was $2,689,603, and the unrealized appreciation and depreciation were $84,334 and $(363,162) respectively.

The following is a summary of the inputs used as of July 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,910,812	$—	$—	$1,910,812
U.S. Treasury Obligation	—	499,963	—	499,963

Total Investments in Securities	$1,910,812	$499,963	$—	$2,410,775

For the period ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X FARMING ETF

	Shares	Value
COMMON STOCK—99.9%

AUSTRALIA—2.1%
Consumer Goods—2.1%
GrainCorp	9,000	$77,715

BELGIUM—1.0%
Consumer Goods—1.0%
Sipef	410	37,485

BOSNIA AND HERZEGOVINA—4.6%
Consumer Goods—4.6%
Bunge	2,410	165,832

BRAZIL—3.4%
Consumer Goods—3.4%
Cosan Industria e Comercio	5,000	76,650
Sao Martinho	1,250	17,954
SLC Agricola	2,150	23,521
Tereos Internacional	4,000	7,298

TOTAL BRAZIL		125,423

CANADA—4.4%
Consumer Goods—4.4%
Viterra, Common Subscription Receipt	14,220	161,127

CHINA—0.5%
Consumer Goods—0.5%
China Modern Dairy Holdings *	62,500	19,087

FRANCE—0.4%
Consumer Goods—0.4%
Vilmorin & Cie	135	14,636

GERMANY—1.0%
Basic Materials—0.4%
Asian Bamboo	400	13,135

Consumer Goods—0.6%
KWS Saat	100	21,053

TOTAL GERMANY		34,188

HONG KONG—4.3%
Consumer Goods—4.3%
Asian Citrus Holdings	33,500	30,143
China Agri-Industries Holdings	71,500	80,643
CP Pokphand	422,000	44,943

TOTAL HONG KONG		155,729

INDONESIA—3.1%
Consumer Goods—3.1%
Astra Agro Lestari	14,500	40,112
Bakrie Sumatera Plantations	501,000	25,655

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X FARMING ETF

	Shares	Value
COMMON STOCK—continued
Consumer Goods—continued
Perusahaan Perkebunan London Sumatra Indonesia	127,000	$35,132
Sampoerna Agro	28,500	12,245

TOTAL INDONESIA		113,144

JAPAN—5.7%
Consumer Goods—0.7%
Hokuto	1,050	24,130

Industrials—5.0%
Kubota	20,000	182,859

TOTAL JAPAN		206,989

LUXEMBOURG—0.4%
Consumer Goods—0.4%
Adecoagro *	1,110	12,599

MALAYSIA—12.4%
Basic Materials—0.6%
HAP Seng Consolidated	39,000	20,395

Consumer Goods—11.8%
Genting Plantations	10,500	27,879
IOI	50,000	86,876
Kuala Lumpur Kepong	20,000	146,694
Kulim Malaysia	21,000	26,073
PPB Group	21,500	125,924
Tradewinds Malaysia	5,000	16,194

		429,640

TOTAL MALAYSIA		450,035

NETHERLANDS—4.2%
Consumer Goods—2.9%
Nutreco	1,490	103,851

Industrials—1.3%
CNH Global *	1,220	46,531

TOTAL NETHERLANDS		150,382

SINGAPORE—16.3%
Consumer Goods—16.3%
First Resources	18,000	21,169
GMG Global	54,000	11,893
Golden Agri-Resources	281,000	170,487
Indofood Agri Resources *	14,000	19,490
Olam International	76,500	167,852
Wilmar International	41,000	200,706

TOTAL SINGAPORE		591,597

SOUTH AFRICA—0.7%
Consumer Goods—0.7%
Astral Foods	1,250	23,674

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X FARMING ETF

	Shares	Value
COMMON STOCK—continued

UKRAINE—1.6%
Consumer Goods—1.6%
Kernel Holding *	2,250	$59,347

UNITED KINGDOM—6.0%
Consumer Goods—4.8%
Tate & Lyle	17,500	175,118

Health Care—1.2%
Genus	2,750	43,953

TOTAL UNITED KINGDOM		219,071

UNITED STATES—27.8%
Consumer Goods—17.6%
Andersons	785	32,271
Archer-Daniels-Midland	5,605	170,280
Chaoda Modern Agriculture Holdings	124,000	49,642
Corn Products International	3,120	158,777
Fresh Del Monte Produce	1,775	43,505
Monsanto	2,550	187,374

		641,849

Industrials—10.2%
AGCO *	3,600	170,712
Deere	2,080	163,301
Lindsay	560	35,448

		369,461

TOTAL UNITED STATES		1,011,310

TOTAL COMMON STOCK
(Cost $3,634,832)		3,629,370

RIGHTS—0.0%

MALAYSIA—0.0%
Basic Materials—0.0%
HAP Seng Consolidated (A)	7,800	1,316

TOTAL RIGHTS (Cost $—)		1,316

TOTAL INVESTMENTS—99.9%
(Cost $3,634,832)††		$3,630,686

Percentages are based on Net Assets of $3,640,368.

*	Non-income producing security.
††	At July 31, 2011, the tax basis cost of the Fund’s investments was $3,634,832, and the unrealized appreciation and depreciation were $80,598 and $(84,744) respectively.

Cl — Class

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X FARMING ETF

The following is a summary of the inputs used as of July 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,629,370	$—	$—	$3,629,370
Rights	1,316	—	—	1,316

Total Investments in Securities	$3,630,686	$—	$—	$3,630,686

For the period ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X AUTO ETF

	Shares	Value
COMMON STOCK—96.4%

CANADA—1.7%
Consumer Goods—1.7%
Magna International	1,877	$91,600

CHINA—4.7%
Consumer Goods—3.9%
Dongfeng Motor Group, Cl H	73,600	145,625
Guangzhou Automobile Group, Cl H	52,400	63,202

		208,827

Industrials—0.8%
Byd, Cl H	12,600	41,631

TOTAL CHINA		250,458

FRANCE—5.5%
Consumer Goods—5.5%
Cie Generale des Etablissements Michelin, Cl B	1,500	126,449
Peugeot	1,350	51,490
Renault	1,529	81,883
Valeo	580	35,733

TOTAL FRANCE		295,555

GERMANY—21.3%
Consumer Goods—21.3%
Bayerische Motoren Werke	3,040	305,027
Continental	850	85,019
Daimler	7,410	539,470
Volkswagen	1,204	220,954

TOTAL GERMANY		1,150,470

HONG KONG—0.7%
Consumer Goods—0.7%
Brilliance China Automotive Holdings *	18,400	23,492
Geely Automobile Holdings	31,200	12,370

TOTAL HONG KONG		35,862

INDIA—1.8%
Industrials—1.8%
Tata Motors ADR	4,595	98,425

INDONESIA—2.4%
Consumer Goods—2.4%
Astra International	15,600	129,464

ITALY—1.8%
Consumer Goods—1.8%
Fiat	7,000	69,462
Pirelli & Co.	2,800	29,133

TOTAL ITALY		98,595

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X AUTO ETF

	Shares	Value
COMMON STOCK—continued

JAPAN—24.8%
Consumer Goods—24.3%
Aisin Seiki	750	$29,009
Bridgestone	2,600	64,721
Daihatsu Motor	700	12,318
Denso	1,850	66,262
Fuji Heavy Industries	2,600	20,965
GS Yuasa	1,400	9,759
Honda Motor ADR	7,317	291,070
JTEKT	700	10,333
Mazda Motor	6,800	18,837
Mitsubishi Motors *	15,700	20,623
Nissan Motor	10,300	110,113
NSK	2,100	20,484
Suzuki Motor	1,590	37,036
Toyota Industries	680	22,357
Toyota Motor ADR	7,036	576,389

		1,310,276

Industrials—0.5%
Isuzu Motors	4,900	24,472

TOTAL JAPAN		1,334,748

SOUTH KOREA—11.6%
Consumer Goods—11.6%
Hankook Tire	580	23,607
Hyundai Mobis	524	188,919
Hyundai Motor	1,183	263,762
Kia Motors	2,000	146,869

TOTAL SOUTH KOREA		623,157

SWEDEN—0.9%
Consumer Goods—0.9%
Autoliv	759	50,215

UNITED STATES—19.2%
Consumer Goods—19.2%
BorgWarner *	910	72,454
Ford Motor *	31,764	387,838
General Motors *	5,179	143,355
Gentex	1,174	33,271
Genuine Parts	1,311	69,693
Goodyear Tire & Rubber *	2,052	33,181
Johnson Controls	5,691	210,282
Tesla Motors *	298	8,395
TRW Automotive Holdings *	876	44,212

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X AUTO ETF

	Shares/Face
	Amount	Value
COMMON STOCK—continued
Consumer Goods—continued
WABCO Holdings *	571	$36,002

TOTAL UNITED STATES		1,038,683

TOTAL COMMON STOCK
(Cost $5,305,980)		5,197,232

PREFERRED STOCK—3.6%

GERMANY—3.6%
Consumer Goods—3.6%
Porsche Automobil Holding
(Cost $188,256)	2,495	192,472

U.S. TREASURY OBLIGATION—9.3%
United States Treasury Bills (A)
0.003%, 08/11/11
(Cost $499,999)	$500,000	499,963

TOTAL INVESTMENTS—109.3%
(Cost $5,994,235)††		$5,889,667

Percentages are based on Net Assets of $5,397,473.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield at time of purchase.
††	At July 31, 2011, the tax basis cost of the Fund’s investments was $5,994,235, and the unrealized appreciation and depreciation were $68,942 and $(173,510) respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of July 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,197,232	$—	$—	$5,197,232
Preferred Stock	192,472	—	—	192,472
U.S. Treasury Obligation	—	499,963	—	499,963

Total Investments in Securities	$5,389,704	$499,963	$—	$5,889,667

For the period ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X CANADA PREFERRED ETF

	Shares/Face
	Amount	Value
PREFERRED STOCK—99.6%

CANADA—99.6%
Consumer Goods—3.8%
George Weston	4,864	$112,571
RONA	4,251	112,185
Yellow Media	5,104	68,310

		293,066

Financials—78.4%
Bank of Montreal	19,767	534,178
Bank of Nova Scotia	19,884	539,681
Brookfield Asset Management	13,755	365,187
Brookfield Office Properties	13,428	364,072
Canadian Imperial Bank of Commerce	22,442	612,283
Fairfax Financial Holdings	13,798	363,134
Great-West Lifeco	14,688	371,462
HSBC Bank Canada	8,517	234,753
Husky Energy	7,289	197,396
IGM Financial	3,683	98,661
Manulife Financial	13,742	365,828
National Bank of Canada	4,859	127,823
Power Corp of Canada	6,128	155,558
Power Financial	12,978	339,087
Royal Bank of Canada	21,940	614,861
Sun Life Financial	15,299	371,085
Toronto-Dominion Bank	13,315	365,646

		6,020,695

Oil & Gas—10.2%
AltaGas	4,874	131,382
TransCanada	23,914	648,753

		780,135

Telecommunications—4.7%
BCE	14,353	362,471

Utilities—2.5%
TransAlta	7,285	193,397

TOTAL CANADA		7,649,764

TOTAL PREFERRED STOCK

(Cost $7,552,454)		7,649,764

U.S. TREASURY OBLIGATION—9.8%
United States Treasury Bills (A)
0.003%, 08/11/11
(Cost $750,000)	$750,000	749,945

TOTAL INVESTMENTS—109.4%
(Cost $8,302,454)††		$8,399,709

Percentages are based on Net Assets of $7,675,427.

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X CANADA PREFERRED ETF

(A)	The rate reported is the 7-day effective yield at time of purchase.
††	At July 31, 2011, the tax basis cost of the Fund’s investments was $8,302,454, and the unrealized appreciation and depreciation were $118,182 and $(20,927) respectively.

The following is a summary of the inputs used as of July 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$7,649,764	$—	$—	$7,649,764
U.S. Treasury Obligation	—	749,945	—	749,945

Total Investments in Securities	$7,649,764	$749,945	$—	$8,399,709

For the period ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X SUPERDIVIDEND ETF

	Shares	Value
COMMON STOCK—97.4%

AUSTRALIA—24.5%
Consumer Goods—4.3%
Fleetwood	41,800	$525,341
Foster’s Group	98,800	548,135
Goodman Fielder	448,400	443,351
GUD Holdings	49,400	460,216

		1,977,043

Consumer Services—6.9%
APN News & Media	331,100	401,940
David Jones	110,200	363,197
Metcash	116,200	531,054
Myer Holdings	163,400	414,671
Seven West Media *	110,200	433,415
TABCORP Holdings	136,800	483,929
Tatts Group	197,600	503,633

		3,131,839

Financials—7.3%
Bank of Queensland	53,200	470,486
Bendigo and Adelaide Bank	53,200	516,658
Commonwealth Bank of Australia	8,930	483,363
Commonwealth Property Office Fund	472,200	492,821
National Australia Bank	18,240	480,923
Perpetual	16,720	433,131
Westpac Banking	20,520	460,333

		3,337,715

Industrials—1.9%
GWA Group	152,000	434,167
Salmat	117,800	442,599

		876,766

Oil & Gas—1.0%
APA Group	103,900	460,002

Telecommunications—1.0%
Telstra	144,400	474,327

Utilities—2.1%
DUET Group	258,500	440,181
Spark Infrastructure Group (A)	349,600	499,291

		939,472

TOTAL AUSTRALIA		11,197,164

AUSTRIA—1.0%
Telecommunications—1.0%
Telekom Austria	37,050	454,227

BELGIUM—1.0%
Telecommunications—1.0%
Belgacom	13,300	464,931

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X SUPERDIVIDEND ETF

	Shares	Value
COMMON STOCK—continued

BERMUDA—0.9%
Industrials—0.9%
Ship Finance International	26,462	$420,746

BRAZIL—1.1%
Utilities—1.1%
Light	26,600	482,545

CANADA—5.7%
Consumer Services—2.7%
Parkland Fuel	37,362	477,733
Superior Plus	40,490	462,610
Yellow Media	135,708	295,604

		1,235,947

Health Care—1.0%
CML HealthCare	49,382	469,566

Oil & Gas—1.0%
Zargon Oil & Gas	21,732	439,010

Utilities—1.0%
Just Energy Group	32,300	460,032

TOTAL CANADA		2,604,555

CZECH REPUBLIC—2.1%
Consumer Goods—1.1%
Philip Morris CR	836	498,884

Telecommunications—1.0%
Telefonica Czech Republic	18,620	474,197

TOTAL CZECH REPUBLIC		973,081

FINLAND—1.0%
Consumer Services—1.0%
Sanoma	25,080	440,797

FRANCE—1.8%
Consumer Services—0.8%
PagesJaunes Groupe	46,600	370,670

Telecommunications—1.0%
France Telecom	21,720	450,725

TOTAL FRANCE		821,395

GERMANY—1.9%
Telecommunications—0.9%
Freenet	35,000	423,611

Utilities—1.0%
RWE	8,360	439,055

TOTAL GERMANY		862,666

HUNGARY—1.0%
Telecommunications—1.0%
Magyar Telekom Telecommunications	155,800	451,317

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X SUPERDIVIDEND ETF

	Shares	Value
COMMON STOCK—continued

ISRAEL—0.9%
Telecommunications—0.9%
Partner Communications ADR	29,523	$427,198

ITALY—0.9%
Consumer Services—0.9%
Mediaset	91,200	392,140

NEW ZEALAND—2.5%
Financials—1.2%
Goodman Property Trust	608,500	529,460

Telecommunications—1.3%
Telecom Corp of New Zealand	250,800	578,622

TOTAL NEW ZEALAND		1,108,082

NORWAY—1.1%
Oil & Gas—1.1%
Seadrill	13,680	478,457

POLAND—1.0%
Telecommunications—1.0%
Telekomunikacja Polska	72,000	451,846

SINGAPORE—4.4%
Financials—3.3%
Ascendas Real Estate Investment Trust	292,600	496,097
Mapletree Logistics Trust	637,600	487,527
Suntec Real Estate Investment Trust	395,700	504,820

		1,488,444

Telecommunications—1.1%
StarHub	209,000	489,844

TOTAL SINGAPORE		1,978,288

SPAIN—2.0%
Consumer Services—1.0%
Antena 3 de Television	57,000	453,805

Telecommunications—1.0%
Telefonica	19,760	441,572

TOTAL SPAIN		895,377

TAIWAN—0.8%
Technology—0.8%
Macronix International	753,800	375,986

TURKEY—0.9%
Consumer Goods—0.9%
Ford Otomotiv Sanayi	51,300	404,152

UNITED KINGDOM—9.4%
Consumer Services—2.3%
Firstgroup	87,200	521,834
Home Retail Group	138,200	307,671

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X SUPERDIVIDEND ETF

	Shares	Value
COMMON STOCK—continued
Consumer Services—continued
Thomas Cook Group	201,400	$216,911

		1,046,416

Financials—4.2%
Aviva	68,400	447,847
Provident Financial	29,450	539,595
RSA Insurance Group	209,000	451,222
Standard Life	140,600	457,287

		1,895,951

Industrials—1.2%
Interserve	98,800	539,751

Telecommunications—1.7%
Cable & Wireless Communications	690,800	419,636
Cable & Wireless Worldwide	542,500	372,925

		792,561

TOTAL UNITED KINGDOM		4,274,679

UNITED STATES—31.8%
Consumer Goods—1.0%
Vector Group	26,213	458,990

Financials—24.5%
American Capital Agency	15,721	438,930
Annaly Capital Management	26,170	439,133
Anworth Mortgage Asset	65,750	455,648
Apollo Investment *	44,599	427,259
Ares Capital	28,475	459,587
BGC Partners, Cl A	62,966	515,692
BlackRock Kelso Capital	49,768	429,498
Capstead Mortgage	36,355	459,527
Chimera Investment	130,285	401,278
CommonWealth REIT	18,969	448,048
Cypress Sharpridge Investments	36,965	455,039
Fifth Street Finance	39,639	417,002
Getty Realty	19,265	446,948
Hatteras Financial	16,505	442,664
Hospitality Properties Trust	20,764	524,291
Invesco Mortgage Capital	21,530	421,557
Investors Real Estate Trust	51,041	414,963
Medical Properties Trust	40,416	475,292
MFA Financial	58,838	440,697
Omega Healthcare Investors	23,817	467,766
PennantPark Investment	39,694	421,550
Prospect Capital	42,185	392,320
Solar Capital	19,357	445,985
Starwood Property Trust	23,490	455,706
Two Harbors Investment	45,203	442,989

		11,139,369

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X SUPERDIVIDEND ETF

	Shares/Face
	Amount	Value
COMMON STOCK—continued
Health Care—1.1%
PDL BioPharma	77,639	$480,585

Technology—1.1%
United Online	84,388	503,796

Telecommunications—3.0%
Consolidated Communications Holdings	25,362	457,023
Frontier Communications	58,852	440,802
Windstream	36,728	448,449

		1,346,274

Utilities—1.1%
Atlantic Power	30,982	482,137

TOTAL UNITED STATES		14,411,151

TOTAL COMMON STOCK
(Cost $45,448,923)		44,370,780

PREFERRED STOCK—2.0%

BRAZIL—1.0%
Utilities—1.0%
AES Tiete	30,400	472,109

RUSSIA—1.0%
Oil & Gas—1.0%
SSurgutneftgas	926,541	454,005

TOTAL PREFERRED STOCK
(Cost $924,319)		926,114

TIME DEPOSIT—0.2%
Brown Brothers, 0.031% (B)
(Cost $96,834)	$96,834	96,834

TOTAL INVESTMENTS—99.9%
(Cost $46,470,076)††		$45,393,728

Percentages are based on Net Assets of $45,556,087.

*	Non-income producing security.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	The rate reported is the 7-day simple yield as of July 31, 2011.
††	At July 31, 2011, the tax basis cost of the Fund’s investments was $46,470,076, and the unrealized appreciation and depreciation were $836,692 and $(1,913,040) respectively.

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

Schedule of Investments (Unaudited)	July 31, 2011

GLOBAL X SUPERDIVIDEND ETF

The following is a summary of the inputs used as of July 31, 2011, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$44,370,780	$—	$—	$44,370,780
Preferred Stock	926,114	—	—	926,114
Time Deposit	—	96,834	—	96,834

Total Investments in Securities	$45,296,894	$96,834	$—	$45,393,728

For the period ended July 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

GLX-QH-001-0500

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: September 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: September 15, 2011

By (Signature and Title)*	/s/ Jose C. Gonzalez
Jose C. Gonzalez
CFO

Date: September 15, 2011

*	Print the name and title of each signing officer under his or her signature.